Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
	Linde plc	32,842	13,589
	Air Products and Chemicals Inc.	14,858	4,020
	Freeport-McMoRan Inc.	95,998	3,583
	Ecolab Inc.	16,598	3,182
	Newmont Corp. (XNYS)	77,369	3,109
	Nucor Corp.	16,899	2,872
	Dow Inc.	47,610	2,464
	Fastenal Co.	38,085	2,284
	LyondellBasell Industries NV Class A	17,340	1,649
	International Flavors & Fragrances Inc.	17,043	1,285
	Steel Dynamics Inc.	10,728	1,278
	Reliance Steel & Aluminum Co.	3,891	1,071
	Avery Dennison Corp.	5,409	1,052
	CF Industries Holdings Inc.	13,031	979
	Albemarle Corp.	7,803	946
	Celanese Corp.	6,736	934
	International Paper Co.	23,071	852
	Mosaic Co.	22,141	795
	Eastman Chemical Co.	7,891	662
*	Cleveland-Cliffs Inc.	34,015	584
	Royal Gold Inc.	4,363	531
	United States Steel Corp.	14,746	529
*	RBC Bearings Inc.	1,900	490
	FMC Corp.	8,372	449
	UFP Industries Inc.	3,962	434
	Southern Copper Corp.	5,737	413
	Olin Corp.	8,605	406
	Hexcel Corp.	5,646	391
	Valvoline Inc.	11,001	377
	Commercial Metals Co.	7,723	350
	Alcoa Corp.	11,949	321
	Element Solutions Inc.	15,017	315
	Mueller Industries Inc.	7,496	311
	Timken Co.	4,194	304
	Boise Cascade Co.	2,662	291
	Cabot Corp.	3,748	284
	Huntsman Corp.	11,452	282
	Westlake Corp.	2,155	277
	Chemours Co.	10,024	275
	Balchem Corp.	2,130	266
	Ashland Inc.	3,161	253
	Carpenter Technology Corp.	3,236	229

		Shares	Market Value ($000)
	NewMarket Corp.	415	220
	Avient Corp.	6,027	207
	Hecla Mining Co.	41,061	204
	Innospec Inc.	1,715	180
	Quaker Chemical Corp.	944	169
	Sensient Technologies Corp.	2,878	167
*	Livent Corp.	12,065	166
	SSR Mining Inc. (XTSE)	14,033	166
*	Uranium Energy Corp.	25,001	163
	Materion Corp.	1,417	160
	Scotts Miracle-Gro Co.	2,806	156
	Worthington Industries Inc.	2,065	148
*	Constellium SE	8,312	145
	Minerals Technologies Inc.	2,153	135
	Sylvamo Corp.	2,339	118
	Stepan Co.	1,421	117
*	MP Materials Corp.	7,147	113
*	Ingevity Corp.	2,453	95
	Tronox Holdings plc	7,414	95
	Orion SA	3,512	84
*	Energy Fuels Inc.	9,793	78
	Hawkins Inc.	1,219	75
	Koppers Holdings Inc.	1,413	64
*	Novagold Resources Inc.	15,007	63
*	Coeur Mining Inc.	20,049	61
*	TimkenSteel Corp.	3,015	61
	Kaiser Aluminum Corp.	1,011	59
*	Ecovyst Inc.	5,959	57
*	US Silica Holdings Inc.	4,684	53
	Compass Minerals International Inc.	2,156	52
	Ryerson Holding Corp.	1,633	51
	Schnitzer Steel Industries Inc. Class A	1,716	44
	AdvanSix Inc.	1,645	43
	Haynes International Inc.	884	43
	Mativ Holdings Inc.	3,389	40
*	Perimeter Solutions SA	9,714	40
*	Ivanhoe Electric Inc.	3,515	40
	Olympic Steel Inc.	670	38
*	Clearwater Paper Corp.	994	35
*	Encore Energy Corp.	8,780	34
*	LSB Industries Inc.	3,521	30
	GrafTech International Ltd.	11,855	29
*	Piedmont Lithium Inc.	1,095	28
*	Century Aluminum Co.	3,243	25
*	Northwest Pipe Co.	774	21
*	i-80 Gold Corp.	12,037	20
	American Vanguard Corp.	1,972	18
	Omega Flex Inc.	208	15
*	Rayonier Advanced Materials Inc.	4,611	15
	Caledonia Mining Corp. plc	1,021	12
*	Intrepid Potash Inc.	553	11
	FutureFuel Corp.	1,670	10
	Tredegar Corp.	2,137	10
*	Dakota Gold Corp.	3,098	9
*	Perpetua Resources Corp.	2,379	8
*	Origin Materials Inc.	7,576	5
*	Contango ORE Inc.	235	5
*	LanzaTech Global Inc.	1,173	5

		Shares	Market Value ($000)
*	5e Advanced Materials Inc.	1,816	4
*	Glatfelter Corp.	2,180	3
	Valhi Inc.	130	2
			59,292
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	603,921	88,227
*	Tesla Inc.	184,963	44,406
	Home Depot Inc.	67,833	21,265
	Costco Wholesale Corp.	29,673	17,588
	Walmart Inc.	95,604	14,885
*	Netflix Inc.	29,403	13,936
	McDonald's Corp.	48,817	13,759
*	Walt Disney Co.	122,624	11,366
	NIKE Inc. Class B	79,764	8,796
	Lowe's Cos. Inc.	39,294	7,813
*	Booking Holdings Inc.	2,488	7,777
	Starbucks Corp.	75,605	7,508
*	Uber Technologies Inc.	130,079	7,334
	TJX Cos. Inc.	77,144	6,797
	Target Corp.	30,889	4,133
*	Chipotle Mexican Grill Inc.	1,841	4,054
*	O'Reilly Automotive Inc.	4,019	3,948
*	Airbnb Inc. Class A	27,215	3,438
	Marriott International Inc. Class A	16,647	3,374
*	Lululemon Athletica Inc.	7,473	3,339
*	AutoZone Inc.	1,216	3,174
	Ross Stores Inc.	22,564	2,942
	General Motors Co.	92,125	2,911
*	Copart Inc.	57,705	2,898
	Hilton Worldwide Holdings Inc.	17,250	2,890
	Ford Motor Co.	263,230	2,701
	DR Horton Inc.	20,903	2,669
	Electronic Arts Inc.	18,367	2,535
	Yum! Brands Inc.	18,750	2,354
	Lennar Corp. Class A	16,787	2,147
*	Trade Desk Inc. Class A	29,632	2,088
	Estee Lauder Cos. Inc. Class A	15,501	1,979
	Dollar General Corp.	14,634	1,919
*	Spotify Technology SA	9,459	1,751
*	Take-Two Interactive Software Inc.	11,043	1,747
*	Dollar Tree Inc.	14,094	1,742
*	Royal Caribbean Cruises Ltd.	15,754	1,693
	Delta Air Lines Inc.	43,420	1,603
*	Warner Bros Discovery Inc.	147,221	1,538
*	Aptiv plc	18,275	1,514
	Tractor Supply Co.	7,397	1,502
	eBay Inc.	35,905	1,472
*	Ulta Beauty Inc.	3,341	1,423
*	Expedia Group Inc.	9,591	1,306
	PulteGroup Inc.	14,605	1,291
	Darden Restaurants Inc.	8,174	1,279
	Garmin Ltd.	10,282	1,257
	Genuine Parts Co.	9,367	1,244
*	Roblox Corp. Class A	31,072	1,221
*	NVR Inc.	196	1,206
*	Deckers Outdoor Corp.	1,752	1,163
*	Coupang Inc.	73,238	1,119
	Las Vegas Sands Corp.	23,876	1,101

		Shares	Market Value ($000)
*	DraftKings Inc. Class A	27,945	1,069
	Omnicom Group Inc.	13,220	1,066
	Southwest Airlines Co.	39,848	1,019
*	Carnival Corp.	66,567	1,002
	Domino's Pizza Inc.	2,399	943
	Best Buy Co. Inc.	13,210	937
*	Liberty Media Corp.-Liberty Formula One Class C	14,369	915
	Pool Corp.	2,534	880
*	Live Nation Entertainment Inc.	10,424	878
*	United Airlines Holdings Inc.	21,831	860
	LKQ Corp.	18,055	804
	Williams-Sonoma Inc.	4,263	799
	Interpublic Group of Cos. Inc.	25,696	790
	RB Global Inc. (XTSE)	12,181	776
	MGM Resorts International	19,563	772
*	Rivian Automotive Inc. Class A	44,457	745
*	Burlington Stores Inc.	4,326	734
	Rollins Inc.	17,153	699
*	Five Below Inc.	3,686	695
*	CarMax Inc.	10,571	676
*	Floor & Decor Holdings Inc. Class A	7,119	653
*	Etsy Inc.	8,238	625
	Toll Brothers Inc.	7,224	620
*	Caesars Entertainment Inc.	13,789	617
	Service Corp. International	9,830	602
	News Corp. Class A	26,705	589
	Wynn Resorts Ltd.	6,924	585
	Fox Corp. Class A	19,456	575
*	BJ's Wholesale Club Holdings Inc.	8,882	574
	Vail Resorts Inc.	2,550	554
	Churchill Downs Inc.	4,766	552
*	Light & Wonder Inc.	6,075	537
*	American Airlines Group Inc.	43,031	535
	Lear Corp.	3,930	526
	BorgWarner Inc. (XNYS)	15,545	524
	Dick's Sporting Goods Inc.	4,023	523
*	Skechers USA Inc. Class A	8,881	523
	Paramount Global Class B	35,722	513
	New York Times Co. Class A	10,860	510
	Texas Roadhouse Inc.	4,457	502
	Bath & Body Works Inc.	15,306	499
	Tapestry Inc.	15,710	498
	Lithia Motors Inc.	1,808	483
	Murphy USA Inc.	1,308	483
	Wingstop Inc.	2,009	483
	Gentex Corp.	15,634	475
	H&R Block Inc.	10,160	461
*	Mattel Inc.	23,536	447
	Tempur Sealy International Inc.	11,066	446
	Aramark	15,629	438
	Wyndham Hotels & Resorts Inc.	5,633	436
*	Norwegian Cruise Line Holdings Ltd.	28,370	433
*	Crocs Inc.	4,036	426
*	SiteOne Landscape Supply Inc.	2,996	422
*	elf Beauty Inc.	3,549	419
	PVH Corp.	4,171	408
*	Duolingo Inc.	1,914	406
	Hasbro Inc.	8,684	403

		Shares	Market Value ($000)
	VF Corp.	23,427	392
*	Planet Fitness Inc. Class A	5,719	389
	Whirlpool Corp.	3,552	387
	U-Haul Holding Co.	7,126	386
*	Capri Holdings Ltd.	7,607	368
	Hyatt Hotels Corp. Class A	3,029	348
	Meritage Homes Corp.	2,422	342
	Ralph Lauren Corp.	2,642	342
	Thor Industries Inc.	3,435	340
*	Bright Horizons Family Solutions Inc.	3,853	337
	Nexstar Media Group Inc.	2,289	325
*	Alaska Air Group Inc.	8,375	317
*	RH	1,156	312
*	Taylor Morrison Home Corp.	6,928	312
*	Wayfair Inc. Class A	5,472	305
*	Ollie's Bargain Outlet Holdings Inc.	4,092	300
	Polaris Inc.	3,567	294
*	Asbury Automotive Group Inc.	1,381	290
	Boyd Gaming Corp.	4,913	290
	Macy's Inc.	18,302	290
*	Liberty Media Corp.-Liberty SiriusXM Class C	10,281	277
*	Grand Canyon Education Inc.	2,019	276
*	Coty Inc. Class A	24,167	275
	Group 1 Automotive Inc.	939	265
*	Lyft Inc. Class A	22,618	265
*	AutoNation Inc.	1,950	264
	Harley-Davidson Inc.	8,800	264
*	Goodyear Tire & Rubber Co.	18,924	263
*,1	GameStop Corp. Class A	18,032	262
	Gap Inc.	12,723	255
	Academy Sports & Outdoors Inc.	4,994	254
	TKO Group Holdings Inc.	3,287	254
	KB Home	4,841	252
*	Abercrombie & Fitch Co. Class A	3,278	249
*	Avis Budget Group Inc.	1,363	249
*	Penn Entertainment Inc.	10,154	249
*	YETI Holdings Inc.	5,823	248
	Signet Jewelers Ltd.	2,931	241
	American Eagle Outfitters Inc.	12,276	234
	Choice Hotels International Inc.	2,046	226
*	Visteon Corp.	1,899	225
*	Skyline Champion Corp.	3,588	216
	Wendy's Co.	11,530	216
*	Madison Square Garden Sports Corp.	1,268	215
*,1	Lucid Group Inc.	50,131	212
	Kontoor Brands Inc.	3,827	210
*	Adient plc	6,415	207
	Leggett & Platt Inc.	8,995	206
[1]	Sirius XM Holdings Inc.	43,927	206
	TEGNA Inc.	13,363	205
	Advance Auto Parts Inc.	4,006	203
*	Carvana Co.	6,358	199
	Penske Automotive Group Inc.	1,328	198
	Newell Brands Inc.	25,775	197
	International Game Technology plc	7,242	194
	Fox Corp. Class B	6,926	192
	Steven Madden Ltd.	5,051	192
	Columbia Sportswear Co.	2,438	191

		Shares	Market Value ($000)
*	Tri Pointe Homes Inc.	6,560	191
*	Hilton Grand Vacations Inc.	5,507	189
*	M/I Homes Inc.	1,761	186
*	frontdoor Inc.	5,395	185
	Marriott Vacations Worldwide Corp.	2,478	181
*	Fox Factory Holding Corp.	2,853	178
	MDC Holdings Inc.	4,023	178
	Kohl's Corp.	7,530	177
	LCI Industries	1,627	177
	Travel & Leisure Co.	4,942	176
*	Coursera Inc.	8,825	174
*	Stride Inc.	2,836	172
	Carter's Inc.	2,480	169
*	Helen of Troy Ltd.	1,613	169
*	Adtalem Global Education Inc.	2,936	167
*	LGI Homes Inc.	1,412	167
*	Cavco Industries Inc.	579	164
	News Corp. Class B	7,106	164
	Rush Enterprises Inc. Class A	4,122	164
*	Shake Shack Inc. Class A	2,576	156
	Inter Parfums Inc.	1,238	155
	Graham Holdings Co. Class B	242	152
*	Urban Outfitters Inc.	4,176	149
*	Boot Barn Holdings Inc.	2,016	148
	Century Communities Inc.	1,981	143
	Foot Locker Inc.	5,297	143
	Papa John's International Inc.	2,163	141
	Red Rock Resorts Inc. Class A	3,150	140
*	SkyWest Inc.	2,958	140
*	Victoria's Secret & Co.	5,164	139
	Strategic Education Inc.	1,535	137
	Bloomin' Brands Inc.	5,773	135
*	Liberty Media Corp.-Liberty SiriusXM Class A	4,936	133
*	ACV Auctions Inc. Class A	8,342	130
*	TripAdvisor Inc.	7,251	129
*	Dorman Products Inc.	1,747	126
*	Sonos Inc.	8,370	126
	MillerKnoll Inc.	4,847	125
	HNI Corp.	3,170	124
	Nordstrom Inc.	7,900	123
	Winnebago Industries Inc.	1,900	123
*	Peloton Interactive Inc. Class A	21,694	123
*	Under Armour Inc. Class C	15,967	122
*	QuantumScape Corp.	19,271	122
*	SeaWorld Entertainment Inc.	2,467	121
	PriceSmart Inc.	1,788	120
	Acushnet Holdings Corp.	2,113	119
*	Topgolf Callaway Brands Corp.	9,714	119
	Dana Inc.	8,972	119
*	Six Flags Entertainment Corp.	4,770	119
*	Liberty Media Corp.-Liberty Live Class C	3,460	119
*	Atlanta Braves Holdings Inc. Class C	3,175	114
	Laureate Education Inc.	8,469	111
	Spirit Airlines Inc.	7,418	110
*	Cinemark Holdings Inc.	7,533	107
*	OPENLANE Inc.	7,267	106
*	Vista Outdoor Inc.	3,773	106
*	Knowles Corp.	6,393	101

		Shares	Market Value ($000)
	Upbound Group Inc.	3,455	101
*	Gentherm Inc.	2,181	100
*	ODP Corp.	2,195	100
*	Brinker International Inc.	2,754	99
	La-Z-Boy Inc.	2,827	99
	Cracker Barrel Old Country Store Inc.	1,461	98
*	Dave & Buster's Entertainment Inc.	2,383	98
	Cheesecake Factory Inc.	3,058	96
*	JetBlue Airways Corp.	21,710	96
	Jack in the Box Inc.	1,316	95
	Lennar Corp. Class B	820	94
*	Under Armour Inc. Class A	11,590	94
*	National Vision Holdings Inc.	4,947	91
	Oxford Industries Inc.	945	85
*	Central Garden & Pet Co.	2,039	83
*	Hanesbrands Inc.	22,780	83
*	Green Brick Partners Inc.	1,726	82
*	PowerSchool Holdings Inc. Class A	3,510	82
*	Madison Square Garden Entertainment Corp.	2,710	82
	John Wiley & Sons Inc. Class A	2,677	81
	Winmark Corp.	188	81
	Buckle Inc.	2,079	80
	Dillard's Inc. Class A	231	80
*	PROG Holdings Inc.	2,939	80
*	Udemy Inc.	5,336	79
*	Chegg Inc.	7,864	78
*	Cars.com Inc.	4,159	77
*	Sabre Corp.	21,826	77
	Perdoceo Education Corp.	4,446	77
*	G-III Apparel Group Ltd.	2,639	76
	Phinia Inc.	2,936	75
	Allegiant Travel Co.	1,072	73
	Steelcase Inc. Class A	5,828	72
*	Hertz Global Holdings Inc.	8,596	72
	Caleres Inc.	2,348	71
	Krispy Kreme Inc.	5,425	71
*	Sally Beauty Holdings Inc.	7,225	70
	Scholastic Corp.	1,844	70
*	iRobot Corp.	1,869	67
*	OneSpaWorld Holdings Ltd.	5,585	67
*	XPEL Inc.	1,432	65
*	Lions Gate Entertainment Corp. Class B	7,683	64
	Matthews International Corp. Class A	1,878	64
*	Chico's FAS Inc.	8,104	61
*	Rover Group Inc.	5,537	61
*	Sphere Entertainment Co.	1,766	60
*	Figs Inc. Class A	8,046	58
*	Sweetgreen Inc. Class A	6,162	58
	Camping World Holdings Inc. Class A	2,682	57
*	Everi Holdings Inc.	5,418	57
*	Malibu Boats Inc. Class A	1,277	56
	Monro Inc.	1,947	56
*	Overstock.com Inc.	2,871	55
*	Leslie's Inc.	11,140	55
	Sonic Automotive Inc. Class A	1,051	54
	Bluegreen Vacations Holding Corp.	712	53
	Hibbett Inc.	833	52
	Monarch Casino & Resort Inc.	825	52

		Shares	Market Value ($000)
	Sturm Ruger & Co. Inc.	1,188	52
[1]	Paramount Global Class A	2,963	52
*	Driven Brands Holdings Inc.	3,968	52
	Standard Motor Products Inc.	1,431	51
*	American Axle & Manufacturing Holdings Inc.	7,120	50
*	Arlo Technologies Inc.	5,452	50
*	Beazer Homes USA Inc.	1,865	49
*	Imax Corp.	3,088	49
*	Viad Corp.	1,450	48
*	QuinStreet Inc.	3,737	47
*	Portillo's Inc. Class A	3,052	47
*	Life Time Group Holdings Inc.	3,077	47
*	Integral Ad Science Holding Corp.	3,156	46
	Golden Entertainment Inc.	1,236	44
	Guess? Inc.	1,987	44
*	Central Garden & Pet Co. Class A	1,182	43
	Dine Brands Global Inc.	989	43
*	MarineMax Inc.	1,432	43
	Smith & Wesson Brands Inc.	3,140	43
*,1	Luminar Technologies Inc.	17,288	43
*	BJ's Restaurants Inc.	1,354	41
*	Chuy's Holdings Inc.	1,161	41
	Designer Brands Inc. Class A	3,485	41
	Wolverine World Wide Inc.	4,831	41
	Ethan Allen Interiors Inc.	1,506	40
*	Mister Car Wash Inc.	5,452	40
*	Clear Channel Outdoor Holdings Inc.	26,649	39
	Gray Television Inc.	5,071	39
*	Lions Gate Entertainment Corp. Class A	4,392	39
*	Accel Entertainment Inc.	3,852	39
*	Clean Energy Fuels Corp.	10,556	38
	Interface Inc.	3,745	38
*	Thryv Holdings Inc.	2,146	38
	Arko Corp.	5,043	38
*,1	Cava Group Inc.	1,076	37
*	Dream Finders Homes Inc. Class A	1,493	36
*	Sun Country Airlines Holdings Inc.	2,384	36
*	Instructure Holdings Inc.	1,365	36
*	Liberty Media Corp.-Liberty Live Class A	1,058	35
*	America's Car-Mart Inc.	427	34
*	Denny's Corp.	3,480	33
	A-Mark Precious Metals Inc.	1,154	33
*	Corsair Gaming Inc.	2,541	33
*	Daily Journal Corp.	99	32
	RCI Hospitality Holdings Inc.	554	32
*	Revolve Group Inc.	2,425	32
	Global Industrial Co.	894	32
*	Vizio Holding Corp. Class A	4,695	31
*	GoPro Inc. Class A	8,192	30
	Rush Enterprises Inc. Class B	678	30
*	European Wax Center Inc. Class A	2,107	30
*	Stoneridge Inc.	1,831	29
*	First Watch Restaurant Group Inc.	1,594	29
	Haverty Furniture Cos. Inc.	893	28
	Sinclair Inc.	2,213	28
*	Genesco Inc.	731	27
*	Hovnanian Enterprises Inc. Class A	303	27
*	Liquidity Services Inc.	1,393	27

		Shares	Market Value ($000)
	Shoe Carnival Inc.	1,121	27
*	AMC Networks Inc. Class A	1,777	27
	Marcus Corp.	1,834	26
*	Stagwell Inc.	5,219	26
*	Super Group SGHC Ltd.	8,455	26
*	Savers Value Village Inc.	1,713	26
*	Atlanta Braves Holdings Inc. Class A	653	26
*	Kura Sushi USA Inc. Class A	395	25
*	AMC Entertainment Holdings Inc. Class A	3,773	25
	Movado Group Inc.	932	24
*	EW Scripps Co. Class A	3,464	24
*	WW International Inc.	3,267	24
*	Bally's Corp.	2,084	24
*	Boston Omaha Corp. Class A	1,587	23
*	Stitch Fix Inc. Class A	6,173	23
*	Universal Technical Institute Inc.	1,991	23
*	OneWater Marine Inc. Class A	854	23
	Johnson Outdoors Inc. Class A	413	22
*	MasterCraft Boat Holdings Inc.	1,121	22
	Cricut Inc. Class A	2,993	21
*	Landsea Homes Corp.	2,073	21
*	Xponential Fitness Inc. Class A	1,539	21
*	Cooper-Standard Holdings Inc.	1,054	19
*	Lovesac Co.	911	19
	Build-A-Bear Workshop Inc.	765	19
*,1	Fisker Inc.	12,295	19
*	Cardlytics Inc.	2,222	18
*	Legacy Housing Corp.	798	18
	Carriage Services Inc.	768	17
	Carrols Restaurant Group Inc.	2,303	17
*	PlayAGS Inc.	2,270	17
*	iHeartMedia Inc. Class A	6,426	17
	Aaron's Co. Inc.	1,892	17
*	Bowlero Corp. Class A	1,639	17
*	Children's Place Inc.	692	16
*	Lindblad Expeditions Holdings Inc.	2,047	16
*	Zumiez Inc.	825	16
	Alta Equipment Group Inc.	1,627	16
*	SES AI Corp.	7,730	16
*	Sportsman's Warehouse Holdings Inc.	3,203	15
*	Gannett Co. Inc.	8,375	15
*	Petco Health & Wellness Co. Inc.	4,881	15
*	Rush Street Interactive Inc.	3,653	15
*	Holley Inc.	3,560	15
*	El Pollo Loco Holdings Inc.	1,665	14
*	Hawaiian Holdings Inc.	3,192	14
*	1-800-Flowers.com Inc. Class A	1,608	14
*	Potbelly Corp.	1,596	14
*	Sleep Number Corp.	1,417	14
*	Playtika Holding Corp.	1,583	14
*	AMMO Inc.	6,813	14
*	Funko Inc. Class A	2,050	13
*	Tile Shop Holdings Inc.	1,892	13
*	Destination XL Group Inc.	3,357	13
*	Inspired Entertainment Inc.	1,641	13
*	Lincoln Educational Services Corp.	1,410	13
*	JAKKS Pacific Inc.	432	13
	Clarus Corp.	2,124	12

		Shares	Market Value ($000)
*	Eastman Kodak Co.	3,188	12
	Entravision Communications Corp. Class A	2,979	12
	Climb Global Solutions Inc.	252	12
*	Outbrain Inc.	3,144	12
*	Playstudios Inc.	5,032	12
*	U-Haul Holding Co. (XNYS)	195	11
	Escalade Inc.	574	11
	Hooker Furnishings Corp.	597	11
*	Vera Bradley Inc.	1,521	11
	Nathan's Famous Inc.	158	11
*	Blink Charging Co.	3,333	11
*	CarParts.com Inc.	3,721	11
*	ThredUP Inc. Class A	5,564	11
*	Century Casinos Inc.	2,301	10
	Rocky Brands Inc.	352	10
*	J Jill Inc.	326	10
*	Red Robin Gourmet Burgers Inc.	989	9
*	Tilly's Inc. Class A	1,108	9
	Weyco Group Inc.	309	9
*	VOXX International Corp.	839	9
*	Full House Resorts Inc.	1,743	9
*	ONE Group Hospitality Inc.	1,914	9
*	Frontier Group Holdings Inc.	2,210	9
*	BARK Inc.	10,652	9
*	Nerdy Inc.	3,366	9
*	ContextLogic Inc. Class A	1,765	9
[1]	Big Lots Inc.	1,538	8
*	Turtle Beach Corp.	677	8
*	Emerald Holding Inc.	1,517	8
*	Selectquote Inc.	6,723	8
*	Snap One Holdings Corp.	1,146	8
*	Mondee Holdings Inc.	2,844	8
[1]	Big 5 Sporting Goods Corp.	1,099	7
	Cato Corp. Class A	1,059	7
*	Vuzix Corp.	3,223	7
	Townsquare Media Inc. Class A	703	7
*	Traeger Inc.	3,150	7
*	Allbirds Inc. Class A	7,898	7
*	Livewire Group Inc.	653	7
*	Noodles & Co.	1,842	6
*	Latham Group Inc.	2,536	6
*	Urban One Inc. (XNCM)	1,342	6
*	Reservoir Media Inc.	1,024	6
*	Gambling.com Group Ltd.	588	6
*	Biglari Holdings Inc. Class B	37	5
*	Lands' End Inc.	694	5
*	Lazydays Holdings Inc.	759	5
*	Solo Brands Inc. Class A	936	5
*,1	United Homes Group Inc.	629	5
*	Duluth Holdings Inc. Class B	760	4
*	Fossil Group Inc.	3,598	4
*	2U Inc.	4,423	4
	Purple Innovation Inc.	4,588	3
*,1	Torrid Holdings Inc.	617	2
*	Loop Media Inc.	2,276	1
			423,407
Consumer Staples (4.8%)
	Procter & Gamble Co.	157,628	24,199

		Shares	Market Value ($000)
	PepsiCo Inc.	92,228	15,521
	Coca-Cola Co.	260,651	15,232
	Philip Morris International Inc.	104,118	9,721
	Mondelez International Inc. Class A	91,187	6,480
	CVS Health Corp.	85,874	5,835
	Altria Group Inc.	119,509	5,024
	Colgate-Palmolive Co.	54,973	4,330
	McKesson Corp.	9,079	4,272
	Kimberly-Clark Corp.	22,461	2,779
*	Monster Beverage Corp.	49,967	2,756
	Archer-Daniels-Midland Co.	35,907	2,647
	Constellation Brands Inc. Class A	10,821	2,602
	General Mills Inc.	39,359	2,506
	Sysco Corp.	33,934	2,449
	Kenvue Inc.	116,456	2,380
	Cencora Inc.	10,784	2,193
	Corteva Inc.	48,034	2,171
	Keurig Dr Pepper Inc.	64,293	2,030
	Kroger Co.	43,965	1,946
	Kraft Heinz Co.	53,661	1,884
	Hershey Co.	9,936	1,867
	Church & Dwight Co. Inc.	16,523	1,597
	Clorox Co.	8,306	1,191
	Bunge Global SA	9,974	1,096
	McCormick & Co. Inc.	16,774	1,088
	Lamb Weston Holdings Inc.	9,670	967
	Walgreens Boots Alliance Inc.	47,760	952
	Kellanova	17,339	911
	Conagra Brands Inc.	31,642	895
	Tyson Foods Inc. Class A	18,562	869
	J M Smucker Co.	7,071	776
	Brown-Forman Corp. Class B	12,701	746
	Molson Coors Beverage Co. Class B	11,680	719
	Casey's General Stores Inc.	2,495	687
*	Performance Food Group Co.	10,422	678
*	US Foods Holding Corp.	15,090	661
	Albertsons Cos. Inc. Class A	27,753	604
	Hormel Foods Corp.	19,490	596
	Campbell Soup Co.	12,822	515
*	Celsius Holdings Inc.	9,623	476
*	BellRing Brands Inc.	8,893	470
*	Darling Ingredients Inc.	10,587	464
	Ingredion Inc.	4,415	453
*	Post Holdings Inc.	3,605	308
*	Sprouts Farmers Market Inc.	6,927	298
	Flowers Foods Inc.	12,710	265
*	Simply Good Foods Co.	6,163	239
	Coca-Cola Consolidated Inc.	323	237
*	Boston Beer Co. Inc. Class A	635	225
*	Freshpet Inc.	3,102	220
	Lancaster Colony Corp.	1,317	219
	WD-40 Co.	892	216
	Spectrum Brands Holdings Inc.	2,704	188
*	Grocery Outlet Holding Corp.	6,513	184
	Brown-Forman Corp. Class A	2,832	171
	J & J Snack Foods Corp.	1,014	167
	Energizer Holdings Inc.	4,938	152
	Primo Water Corp.	10,391	149

		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	3,565	145
	Cal-Maine Foods Inc.	2,576	123
	Edgewell Personal Care Co.	3,437	120
	Vector Group Ltd.	10,304	110
	Andersons Inc.	2,097	105
	Reynolds Consumer Products Inc.	3,619	95
	MGP Ingredients Inc.	1,099	94
	Universal Corp.	1,656	93
*	Herbalife Ltd.	6,251	81
	Ingles Markets Inc. Class A	909	74
*	Sovos Brands Inc.	3,384	74
*	National Beverage Corp.	1,482	71
*	Pilgrim's Pride Corp.	2,605	67
*	Chefs' Warehouse Inc.	2,394	64
	Weis Markets Inc.	1,024	62
	Utz Brands Inc.	4,507	60
*	Hain Celestial Group Inc.	5,570	59
	Seaboard Corp.	16	56
*	United Natural Foods Inc.	3,759	55
*	Vita Coco Co. Inc.	1,938	54
	Nu Skin Enterprises Inc. Class A	3,132	53
	SpartanNash Co.	2,338	52
	John B Sanfilippo & Son Inc.	556	51
	Dole plc	4,440	51
	Fresh Del Monte Produce Inc.	2,124	48
	WK Kellogg Co.	4,215	47
	Medifast Inc.	693	46
	B&G Foods Inc.	4,387	41
*	USANA Health Sciences Inc.	790	37
	ACCO Brands Corp.	5,861	32
*	Duckhorn Portfolio Inc.	3,128	32
*,1	Beyond Meat Inc.	3,829	28
*	SunOpta Inc.	5,301	26
*	Vital Farms Inc.	1,875	25
*	Mission Produce Inc.	2,930	25
	Calavo Growers Inc.	1,120	24
	Turning Point Brands Inc.	1,062	24
*	Waldencast plc Class A	2,485	24
	Village Super Market Inc. Class A	770	19
	Alico Inc.	633	18
*	Olaplex Holdings Inc.	8,126	18
	Limoneira Co.	1,084	17
	Oil-Dri Corp. of America	301	17
*	Seneca Foods Corp. Class A	320	16
*,1	Westrock Coffee Co.	1,786	16
*	Beauty Health Co.	5,520	14
*	Nature's Sunshine Products Inc.	687	12
*	GrowGeneration Corp.	4,609	12
	PetMed Express Inc.	1,610	11
*	Brookfield Realty Capital Corp. Class A	2,584	11
*	HF Foods Group Inc.	2,064	10
	Natural Grocers by Vitamin Cottage Inc.	575	9
*	Forafric Global plc	599	7
*	Zevia PBC Class A	1,559	3
*	Benson Hill Inc.	12,664	3
			144,014
Energy (4.3%)
	Exxon Mobil Corp.	271,287	27,872

		Shares	Market Value ($000)
	Chevron Corp.	118,543	17,023
	ConocoPhillips	81,310	9,397
	Schlumberger NV	95,652	4,978
	EOG Resources Inc.	39,439	4,854
	Marathon Petroleum Corp.	28,422	4,240
	Phillips 66	30,899	3,983
	Pioneer Natural Resources Co.	15,598	3,613
	Williams Cos. Inc.	81,687	3,005
	Cheniere Energy Inc.	16,264	2,962
	Valero Energy Corp.	23,616	2,960
	Occidental Petroleum Corp.	46,837	2,770
	Hess Corp.	18,708	2,630
	Kinder Morgan Inc.	131,086	2,303
	Baker Hughes Co.	67,998	2,295
	Halliburton Co.	60,433	2,238
	ONEOK Inc.	30,023	2,067
	Devon Energy Corp.	42,867	1,928
	Diamondback Energy Inc.	12,194	1,883
	Targa Resources Corp.	14,943	1,352
	Coterra Energy Inc.	49,927	1,311
*	First Solar Inc.	7,103	1,121
	Marathon Oil Corp.	41,631	1,059
	EQT Corp.	24,151	965
*	Enphase Energy Inc.	8,865	896
	Ovintiv Inc. (XNYS)	17,143	760
	APA Corp.	20,734	746
	Chesapeake Energy Corp.	8,372	672
	Texas Pacific Land Corp.	388	649
	TechnipFMC plc	29,304	607
	Range Resources Corp.	15,644	508
	NOV Inc.	26,178	493
	HF Sinclair Corp.	9,399	493
*	Southwestern Energy Co.	72,822	480
	Chord Energy Corp.	2,765	448
*	Antero Resources Corp.	18,910	447
	Matador Resources Co.	7,527	436
*	Weatherford International plc	4,720	428
	Murphy Oil Corp.	9,848	421
	ChampionX Corp.	13,217	388
	DTE Midstream LLC	6,434	369
	Noble Corp. plc	7,300	337
	PBF Energy Inc. Class A	7,541	335
	Civitas Resources Inc.	4,592	315
	Permian resources Corp.	23,427	308
	Antero Midstream Corp.	22,606	301
	SM Energy Co.	8,018	300
*	Valaris Ltd.	4,095	281
	Patterson-UTI Energy Inc.	23,669	277
	Equitrans Midstream Corp.	29,095	273
	Magnolia Oil & Gas Corp. Class A	12,219	263
	California Resources Corp.	4,862	249
	Arcosa Inc.	3,280	243
	CONSOL Energy Inc.	2,249	240
	Helmerich & Payne Inc.	6,551	237
	Alpha Metallurgical Resources Inc.	845	237
*	CNX Resources Corp.	10,549	220
	Liberty Energy Inc.	11,083	220
*	Kosmos Energy Ltd.	30,684	208

		Shares	Market Value ($000)
	Arch Resources Inc.	1,230	204
	Northern Oil and Gas Inc.	5,445	204
	Peabody Energy Corp.	8,387	200
*	Tidewater Inc.	3,196	192
	Warrior Met Coal Inc.	3,385	189
	Cactus Inc. Class A	4,296	183
[1]	New Fortress Energy Inc.	4,424	170
*	Shoals Technologies Group Inc. Class A	11,468	159
*	Array Technologies Inc.	10,143	157
*	Seadrill Ltd.	3,454	153
	Golar LNG Ltd.	6,957	150
*	Plug Power Inc.	35,573	144
*	Oceaneering International Inc.	6,891	142
*	NEXTracker Inc. Class A	3,292	134
	Archrock Inc.	9,128	132
*	Callon Petroleum Co.	4,161	130
*	Par Pacific Holdings Inc.	3,680	126
	Sitio Royalties Corp. Class A	5,608	124
	Delek US Holdings Inc.	4,402	119
*	Talos Energy Inc.	7,251	101
*	Green Plains Inc.	3,953	98
*	Gulfport Energy Corp.	711	97
*	Expro Group Holdings NV	5,953	93
*	Borr Drilling Ltd.	14,480	91
*	Helix Energy Solutions Group Inc.	9,598	89
	World Kinect Corp.	4,161	88
*	Diamond Offshore Drilling Inc.	6,422	83
*	NOW Inc.	6,970	69
*	Ameresco Inc. Class A	2,173	65
*	Fluence Energy Inc.	2,580	65
	CVR Energy Inc.	1,957	62
	Comstock Resources Inc.	6,156	61
*	ProPetro Holding Corp.	6,740	61
*	MRC Global Inc.	5,259	54
*	Nabors Industries Ltd. (XNYS)	622	54
	SunCoke Energy Inc.	5,545	52
	Core Laboratories Inc.	2,925	52
*	Dril-Quip Inc.	2,296	51
*	REX American Resources Corp.	1,037	51
*	Vital Energy Inc.	1,089	49
	Kinetik Holdings Inc.	1,169	42
	Select Water Solutions Inc.	5,314	40
*	Montauk Renewables Inc.	4,337	40
*	Centrus Energy Corp. Class A	768	38
	RPC Inc.	5,182	38
*	TETRA Technologies Inc.	7,987	38
*	Bristow Group Inc.	1,474	38
	Vitesse Energy Inc.	1,609	38
*	ChargePoint Holdings Inc.	19,853	37
*	SilverBow Resources Inc.	1,134	36
	Ramaco Resources Inc. Class A	2,139	36
*	Newpark Resources Inc.	5,019	35
	Berry Corp.	4,683	34
	VAALCO Energy Inc.	7,002	33
	SandRidge Energy Inc.	2,266	31
*	FuelCell Energy Inc.	25,558	31
*	Oil States International Inc.	4,101	28
	Crescent Energy Co. Class A	2,405	27

		Shares	Market Value ($000)
*	Stem Inc.	9,025	26
*	SunPower Corp.	5,687	24
*	EVgo Inc.	6,999	22
*,1	Tellurian Inc.	33,460	20
*	DMC Global Inc.	1,215	19
	W&T Offshore Inc.	5,569	19
*	Hallador Energy Co.	1,420	18
	Kodiak Gas Services Inc.	1,029	18
*	Gevo Inc.	14,728	17
*	SEACOR Marine Holdings Inc.	1,488	17
	Solaris Oilfield Infrastructure Inc. Class A	1,951	17
	Atlas Energy Solutions Inc.	985	17
*	Ring Energy Inc.	8,850	15
*	Amplify Energy Corp.	2,289	14
	Riley Exploration Permian Inc.	553	14
*	ProFrac Holding Corp. Class A	1,689	14
*	Energy Vault Holdings Inc.	6,124	14
*	Forum Energy Technologies Inc.	602	13
*,1	Solid Power Inc.	9,314	13
	Evolution Petroleum Corp.	1,919	11
*	NextDecade Corp.	1,980	10
	HighPeak Energy Inc.	644	10
	Ranger Energy Services Inc.	935	9
*	Maxeon Solar Technologies Ltd.	2,078	9
*	Empire Petroleum Corp.	1,016	9
	Granite Ridge Resources Inc.	1,589	9
*	KLX Energy Services Holdings Inc.	802	8
	NACCO Industries Inc. Class A	206	7
*	PrimeEnergy Resources Corp.	70	7
*	Mammoth Energy Services Inc.	1,431	6
*	TPI Composites Inc.	2,617	5
*	ESS Tech Inc.	4,038	5
*	FTC Solar Inc.	4,875	3
	Enviva Inc.	1,918	2
			128,473
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	122,575	44,127
	JPMorgan Chase & Co.	193,339	30,176
	Bank of America Corp.	466,062	14,210
	Wells Fargo & Co.	245,656	10,954
	S&P Global Inc.	21,484	8,934
	BlackRock Inc.	9,954	7,478
	Goldman Sachs Group Inc.	21,634	7,389
	Marsh & McLennan Cos. Inc.	33,014	6,584
	Progressive Corp.	39,206	6,431
	Morgan Stanley	80,508	6,387
	Chubb Ltd.	27,626	6,338
	Charles Schwab Corp.	99,373	6,094
	Citigroup Inc.	130,041	5,995
	Blackstone Inc.	47,772	5,368
	CME Group Inc.	24,047	5,251
	Aon plc Class A (XNYS)	13,536	4,446
	Intercontinental Exchange Inc.	37,877	4,312
	US Bancorp	102,835	3,920
	Moody's Corp.	10,642	3,884
	PNC Financial Services Group Inc.	26,669	3,573
	Arthur J Gallagher & Co.	14,168	3,528
	Aflac Inc.	40,155	3,321

		Shares	Market Value ($000)
	KKR & Co. Inc.	43,493	3,298
	Apollo Global Management Inc.	34,929	3,213
	American International Group Inc.	48,558	3,196
	Truist Financial Corp.	89,058	2,862
	Travelers Cos. Inc.	15,502	2,800
	MetLife Inc.	43,469	2,766
	MSCI Inc.	5,159	2,687
	Bank of New York Mellon Corp.	52,307	2,527
	Ameriprise Financial Inc.	7,011	2,478
	Allstate Corp.	17,669	2,436
	Prudential Financial Inc.	24,660	2,411
*	Arch Capital Group Ltd.	24,047	2,012
	Willis Towers Watson plc	7,028	1,731
	Hartford Financial Services Group Inc.	20,285	1,585
	Discover Financial Services	16,789	1,561
	State Street Corp.	21,263	1,548
	Broadridge Financial Solutions Inc.	7,896	1,530
	T Rowe Price Group Inc.	14,725	1,474
	M&T Bank Corp.	11,009	1,411
*	Coinbase Global Inc. Class A	11,141	1,389
	Raymond James Financial Inc.	12,666	1,332
	Fifth Third Bancorp	45,055	1,304
	Cboe Global Markets Inc.	7,042	1,283
	Nasdaq Inc.	22,914	1,280
*	Markel Group Inc.	880	1,266
*	NU Holdings Ltd. Class A	154,042	1,254
	Ares Management Corp. Class A	10,728	1,204
	Principal Financial Group Inc.	16,109	1,189
	Everest Group Ltd.	2,888	1,186
	Brown & Brown Inc.	15,855	1,185
	FactSet Research Systems Inc.	2,587	1,173
	LPL Financial Holdings Inc.	5,202	1,156
	Northern Trust Corp.	13,746	1,089
	Huntington Bancshares Inc.	96,323	1,085
	First Citizens BancShares Inc. Class A	723	1,061
	Regions Financial Corp.	63,059	1,052
	Cincinnati Financial Corp.	10,219	1,050
	W R Berkley Corp.	13,479	978
	Loews Corp.	12,413	872
	Citizens Financial Group Inc.	31,891	870
	Fidelity National Financial Inc.	17,308	776
	KeyCorp	62,193	771
	Equitable Holdings Inc.	24,272	745
	Tradeweb Markets Inc. Class A	7,640	740
	Reinsurance Group of America Inc.	4,529	738
	Globe Life Inc.	5,928	730
	RenaissanceRe Holdings Ltd.	3,362	721
	Annaly Capital Management Inc.	33,053	597
	Assurant Inc.	3,536	594
	MarketAxess Holdings Inc.	2,460	591
	East West Bancorp Inc.	9,312	586
	Unum Group	13,091	563
	American Financial Group Inc.	4,859	556
	Old Republic International Corp.	18,281	536
	Ally Financial Inc.	18,176	531
	Interactive Brokers Group Inc. Class A	6,752	526
	Webster Financial Corp.	11,579	519
	XP Inc. Class A	22,183	517

		Shares	Market Value ($000)
	Kinsale Capital Group Inc.	1,465	513
	Primerica Inc.	2,417	506
	Morningstar Inc.	1,721	488
	Carlyle Group Inc.	14,005	480
	First Horizon Corp.	37,129	475
	Franklin Resources Inc.	18,878	468
	Voya Financial Inc.	6,533	467
	Jefferies Financial Group Inc.	12,655	448
*	SoFi Technologies Inc.	61,491	448
	New York Community Bancorp Inc.	47,351	446
	Stifel Financial Corp.	6,831	417
	Selective Insurance Group Inc.	3,992	406
	Blue Owl Capital Inc.	29,874	403
	First American Financial Corp.	6,731	401
	Comerica Inc.	8,821	399
	Starwood Property Trust Inc.	19,837	394
*	Robinhood Markets Inc. Class A	44,779	394
	SEI Investments Co.	6,677	392
	Cullen/Frost Bankers Inc.	3,956	389
	Commerce Bancshares Inc.	7,645	387
	SouthState Corp.	5,062	375
	Western Alliance Bancorp	7,240	371
	RLI Corp.	2,724	369
	Pinnacle Financial Partners Inc.	5,051	367
	Houlihan Lokey Inc.	3,375	364
	Popular Inc.	4,899	361
	Evercore Inc. Class A	2,383	352
	Prosperity Bancshares Inc.	5,822	351
	Invesco Ltd.	24,571	351
	AGNC Investment Corp.	39,584	349
	Wintrust Financial Corp.	4,050	347
	Zions Bancorp NA	9,746	347
	Essent Group Ltd.	7,039	340
	MGIC Investment Corp.	18,976	334
	Rithm Capital Corp.	32,096	333
	Affiliated Managers Group Inc.	2,386	323
	OneMain Holdings Inc.	7,513	318
	Columbia Banking System Inc.	14,002	314
	Cadence Bank	12,202	306
	Bank OZK	7,165	300
	Hanover Insurance Group Inc.	2,411	300
	Synovus Financial Corp.	9,681	298
	Axis Capital Holdings Ltd.	5,251	296
	United Bankshares Inc.	8,801	291
	Old National Bancorp	19,492	290
	Corebridge Financial Inc.	13,524	284
	FNB Corp.	23,624	283
*	Ryan Specialty Holdings Inc.	6,154	282
*	American Equity Investment Life Holding Co.	5,071	280
	Home BancShares Inc.	12,610	280
	White Mountains Insurance Group Ltd.	180	276
	FirstCash Holdings Inc.	2,466	276
	Lincoln National Corp.	11,346	270
	Radian Group Inc.	10,383	267
*	Mr Cooper Group Inc.	4,391	266
	Valley National Bancorp	28,986	264
	Jackson Financial Inc. Class A	5,517	263
	Assured Guaranty Ltd.	3,820	259

		Shares	Market Value ($000)
	Blackstone Mortgage Trust Inc. Class A	11,486	255
	Glacier Bancorp Inc.	7,546	254
	First Financial Bankshares Inc.	9,497	249
	Hancock Whitney Corp.	5,862	242
	Hamilton Lane Inc. Class A	2,448	240
*	Brighthouse Financial Inc.	4,561	237
	Janus Henderson Group plc	8,963	235
	SLM Corp.	15,278	230
	Lazard Ltd. Class A	7,472	224
*	Enstar Group Ltd.	803	221
	UMB Financial Corp.	3,018	216
	Moelis & Co. Class A	4,502	214
	Ameris Bancorp	4,687	200
	CNO Financial Group Inc.	7,560	200
*	Credit Acceptance Corp.	437	200
	United Community Banks Inc.	7,995	197
*	Genworth Financial Inc. Class A	32,583	192
	Kemper Corp.	4,148	183
	Walker & Dunlop Inc.	2,179	183
	Associated Banc-Corp.	10,227	181
	Cathay General Bancorp	4,841	178
	First BanCorp (XNYS)	11,858	178
	Piper Sandler Cos.	1,152	178
	ServisFirst Bancshares Inc.	3,468	177
*	Texas Capital Bancshares Inc.	3,174	174
	Atlantic Union Bankshares Corp.	5,650	173
	First Hawaiian Inc.	8,827	173
	Independent Bank Corp. (XNGS)	3,024	172
	International Bancshares Corp.	3,714	167
	CVB Financial Corp.	9,181	164
	Community Bank System Inc.	3,663	162
	Artisan Partners Asset Management Inc. Class A	4,159	157
	WSFS Financial Corp.	4,072	157
	Simmons First National Corp. Class A	9,783	156
	Fulton Financial Corp.	10,817	154
[1]	Arbor Realty Trust Inc.	12,299	153
	TPG Inc.	4,374	153
	Bank of Hawaii Corp.	2,602	151
*	NMI Holdings Inc. Class A	5,453	150
	Pacific Premier Bancorp Inc.	6,559	148
	PJT Partners Inc. Class A	1,612	145
	First Interstate BancSystem Inc. Class A	5,548	144
*	Axos Financial Inc.	3,748	143
*	Riot Platforms Inc.	11,397	143
*	Bancorp Inc.	3,565	139
*	Marathon Digital Holdings Inc.	11,607	139
	BankUnited Inc.	4,976	137
	Seacoast Banking Corp. of Florida	5,815	135
	BGC Group Inc. Class A	20,695	135
	PennyMac Financial Services Inc.	1,724	134
	BOK Financial Corp.	1,854	133
	First Financial Bancorp	6,557	133
	BancFirst Corp.	1,519	132
*	Upstart Holdings Inc.	4,873	130
	Towne Bank	4,929	129
	First Merchants Corp.	4,179	128
	Eastern Bankshares Inc.	10,643	127
	WaFd Inc.	4,361	117

		Shares	Market Value ($000)
	WesBanco Inc.	4,230	113
	NBT Bancorp Inc.	3,148	112
*	StoneX Group Inc.	1,792	110
	Ready Capital Corp.	10,611	108
	Virtu Financial Inc. Class A	6,032	108
	Cohen & Steers Inc.	1,830	107
	Park National Corp.	962	107
*	Goosehead Insurance Inc. Class A	1,446	106
	OFG Bancorp	3,150	106
	Banner Corp.	2,271	103
	Navient Corp.	5,905	101
	Renasant Corp.	3,692	101
	Apollo Commercial Real Estate Finance Inc.	9,052	98
	Triumph Financial Inc.	1,444	98
	Independent Bank Group Inc.	2,510	97
	City Holding Co.	1,002	96
	Federal Agricultural Mortgage Corp. Class C	577	96
	Enterprise Financial Services Corp.	2,396	94
	Bank of NT Butterfield & Son Ltd.	3,390	94
	Northwest Bancshares Inc.	8,355	93
	Trustmark Corp.	4,064	93
	Lakeland Financial Corp.	1,660	92
	Heartland Financial USA Inc.	2,934	91
	Two Harbors Investment Corp.	6,559	91
*	Palomar Holdings Inc.	1,532	90
	TriCo Bancshares	2,615	90
	First Commonwealth Financial Corp.	6,671	89
	Hilltop Holdings Inc.	3,010	89
	Ladder Capital Corp.	7,982	89
	Westamerica BanCorp	1,756	89
*	Cannae Holdings Inc.	4,887	88
	StepStone Group Inc. Class A	3,436	88
*	Customers Bancorp Inc.	1,924	87
	Horace Mann Educators Corp.	2,556	86
	Nelnet Inc. Class A	1,024	86
	Virtus Investment Partners Inc.	439	86
	Pathward Financial Inc.	1,716	85
	Compass Diversified Holdings	4,221	85
	First Bancorp (XNGS)	2,680	84
	PennyMac Mortgage Investment Trust	5,883	83
*	Oscar Health Inc. Class A	9,717	83
*	Enova International Inc.	1,972	81
	National Bank Holdings Corp. Class A	2,467	81
	Chimera Investment Corp.	15,351	80
	First Busey Corp.	3,632	79
	Stewart Information Services Corp.	1,673	79
	Ellington Financial Inc.	5,899	77
	Hope Bancorp Inc.	7,853	77
	Live Oak Bancshares Inc.	2,268	76
	Provident Financial Services Inc.	4,968	76
	Stock Yards Bancorp Inc.	1,725	76
	FB Financial Corp.	2,232	75
*	Rocket Cos. Inc. Class A	7,966	74
	Stellar Bancorp Inc.	3,074	73
	S&T Bancorp Inc.	2,574	72
	Safety Insurance Group Inc.	935	72
	CNA Financial Corp.	1,682	71
	National Western Life Group Inc. Class A	147	70

		Shares	Market Value ($000)
	Claros Mortgage Trust Inc.	5,772	70
	MFA Financial Inc. REIT	6,485	70
	Mercury General Corp.	1,843	69
	Franklin BSP Realty Trust Inc. REIT	5,261	69
	First Bancshares Inc.	2,605	67
	Peoples Bancorp Inc.	2,292	67
*	BRP Group Inc. Class A	3,818	67
*	Encore Capital Group Inc.	1,464	66
	Employers Holdings Inc.	1,704	65
	Nicolet Bankshares Inc.	859	63
	Origin Bancorp Inc.	1,976	63
*	Trupanion Inc.	2,461	63
	AMERISAFE Inc.	1,294	62
	Berkshire Hills Bancorp Inc.	2,960	62
	Veritex Holdings Inc.	3,258	62
	WisdomTree Inc.	9,555	62
*	SiriusPoint Ltd.	5,790	62
	Sandy Spring Bancorp Inc.	2,705	60
*,1	Lemonade Inc.	3,319	59
	PacWest Bancorp	7,274	55
	Preferred Bank	898	55
	QCR Holdings Inc.	1,113	55
	Southside Bancshares Inc.	2,021	55
	OceanFirst Financial Corp.	3,921	54
	Redwood Trust Inc.	7,538	54
	Victory Capital Holdings Inc. Class A	1,676	54
	Patria Investments Ltd. Class A	3,815	54
	Brightspire Capital Inc.	7,977	54
	New York Mortgage Trust Inc.	6,157	54
	Bank First Corp.	655	53
	Enact Holdings Inc.	1,914	53
	ARMOUR Residential REIT Inc.	3,029	53
	Brookline Bancorp Inc.	5,483	52
	F&G Annuities & Life Inc.	1,281	52
*	Skyward Specialty Insurance Group Inc.	1,602	52
	German American Bancorp Inc.	1,758	51
	KKR Real Estate Finance Trust Inc.	4,048	51
	Lakeland Bancorp Inc.	4,088	51
	1st Source Corp.	1,026	50
	Premier Financial Corp.	2,385	48
	Capitol Federal Financial Inc.	8,703	47
	Dime Community Bancshares Inc.	2,343	47
	ConnectOne Bancorp Inc.	2,339	46
*	LendingClub Corp.	7,291	46
	Banco Latinoamericano de Comercio Exterior SA Class E	1,901	46
	Eagle Bancorp Inc.	1,837	44
	Heritage Financial Corp.	2,471	44
	Tompkins Financial Corp.	830	44
*	PRA Group Inc.	2,330	43
	ProAssurance Corp.	3,457	43
	Banc of California Inc.	3,611	42
*	Open Lending Corp. Class A	6,603	42
*	Ambac Financial Group Inc.	2,808	41
	Community Trust Bancorp Inc.	1,034	41
*	Assetmark Financial Holdings Inc.	1,571	40
	First Community Bankshares Inc.	1,205	39
	Mercantile Bank Corp.	1,124	39
	Old Second Bancorp Inc.	2,752	39

		Shares	Market Value ($000)
	Univest Financial Corp.	2,010	38
	Brightsphere Investment Group Inc.	2,186	38
	Dynex Capital Inc.	3,265	37
	HCI Group Inc.	435	37
	TFS Financial Corp.	2,765	37
	Waterstone Financial Inc.	3,050	37
	Hanmi Financial Corp.	2,136	36
	Perella Weinberg Partners	3,034	36
	Amerant Bancorp Inc.	1,698	35
	First Mid Bancshares Inc.	1,138	35
	Business First Bancshares Inc.	1,666	34
	Horizon Bancorp Inc.	3,118	34
	Merchants Bancorp	997	34
	TrustCo Bank Corp. NY	1,238	33
*	Columbia Financial Inc.	1,926	32
	Diamond Hill Investment Group Inc.	198	32
	Heritage Commerce Corp.	3,766	32
	Cambridge Bancorp	528	31
	Central Pacific Financial Corp.	1,744	31
	HarborOne Bancorp Inc.	2,781	31
	Independent Bank Corp.	1,446	31
	Kearny Financial Corp.	3,943	31
	United Fire Group Inc.	1,498	31
*	World Acceptance Corp.	274	31
*	Coastal Financial Corp.	801	31
	UWM Holdings Corp.	5,734	31
*	CrossFirst Bankshares Inc.	2,648	30
	Byline Bancorp Inc.	1,451	29
	TPG RE Finance Trust Inc.	4,907	29
	Brookfield Business Corp. Class A	1,586	29
	Camden National Corp.	829	28
	Equity Bancshares Inc. Class A	1,101	28
	Great Southern Bancorp Inc.	542	28
	Midland States Bancorp Inc.	1,257	28
	Tiptree Inc.	1,513	28
	American National Bankshares Inc.	658	27
	Bar Harbor Bankshares	1,058	27
	CNB Financial Corp.	1,305	27
	Farmers National Banc Corp.	2,219	27
	Southern Missouri Bancorp Inc.	619	27
	Washington Trust Bancorp Inc.	1,021	27
	Amalgamated Financial Corp.	1,283	27
	Capital City Bank Group Inc.	954	26
	First Financial Corp.	667	26
	Northfield Bancorp Inc.	2,767	26
	P10 Inc. Class A	2,574	26
*	Metropolitan Bank Holding Corp.	631	25
	Peapack-Gladstone Financial Corp.	998	25
	Republic Bancorp Inc. Class A	541	25
	Arrow Financial Corp.	959	24
	Citizens & Northern Corp.	1,172	24
	Donegal Group Inc. Class A	1,657	24
	Shore Bancshares Inc.	1,990	24
	Flushing Financial Corp.	1,658	23
*	MBIA Inc.	3,232	23
	Northeast Bank	457	23
	Northrim BanCorp Inc.	463	23
	Universal Insurance Holdings Inc.	1,385	23

		Shares	Market Value ($000)
	Alerus Financial Corp.	1,281	23
	GCM Grosvenor Inc. Class A	2,814	23
*	Forge Global Holdings Inc.	6,863	23
	B Riley Financial Inc.	1,182	22
	MidWestOne Financial Group Inc.	1,027	22
	Peoples Financial Services Corp.	513	22
	Orchid Island Capital Inc.	3,029	22
	Bank of Marin Bancorp	1,117	21
	HomeTrust Bancshares Inc.	892	21
	James River Group Holdings Ltd.	2,391	21
	Esquire Financial Holdings Inc.	443	21
	Metrocity Bankshares Inc.	1,058	21
	Invesco Mortgage Capital Inc. REIT	2,621	21
	Granite Point Mortgage Trust Inc.	3,708	20
	Guaranty Bancshares Inc.	672	20
*	Greenlight Capital Re Ltd. Class A	1,800	20
	NewtekOne Inc.	1,454	20
	Farmers & Merchants Bancorp Inc.	957	19
	Financial Institutions Inc.	1,084	19
	First Bank	1,598	19
	RBB Bancorp	1,256	19
	SmartFinancial Inc.	900	19
	West BanCorp Inc.	1,089	19
	ACNB Corp.	478	19
	Red River Bancshares Inc.	373	19
*	Carter Bankshares Inc.	1,543	19
	Burke & Herbert Financial Services Corp.	397	19
	Civista Bancshares Inc.	1,128	18
	First of Long Island Corp.	1,596	18
*	Southern First Bancshares Inc.	624	18
	Timberland Bancorp Inc.	615	18
	Mid Penn Bancorp Inc.	888	18
	Capstar Financial Holdings Inc.	1,088	18
	HBT Financial Inc.	942	18
	South Plains Financial Inc.	706	18
	Five Star Bancorp	802	18
	John Marshall Bancorp Inc.	924	18
	First Foundation Inc.	2,913	17
	Summit Financial Group Inc.	747	17
*	Third Coast Bancshares Inc.	1,027	17
*	Bridgewater Bancshares Inc.	1,592	16
	First Business Financial Services Inc.	444	16
	BCB Bancorp Inc.	1,278	15
	Enterprise Bancorp Inc.	556	15
	Capital Bancorp Inc.	706	15
*	Blue Foundry Bancorp	1,711	15
	Chicago Atlantic Real Estate Finance Inc.	976	15
	NexPoint Diversified Real Estate Trust	1,866	15
	Citizens Financial Services Inc.	262	15
	Hingham Institution for Savings	83	14
	Home Bancorp Inc.	376	14
	Sierra Bancorp	752	14
	Macatawa Bank Corp.	1,484	14
	Fidelity D&D Bancorp Inc.	269	14
	Orange County Bancorp Inc.	298	14
	BayCom Corp.	639	13
*	LendingTree Inc.	711	13
	Middlefield Banc Corp.	448	13

		Shares	Market Value ($000)
	Orrstown Financial Services Inc.	537	13
	Primis Financial Corp.	1,278	13
	First Bancorp Inc. (XNGS)	494	12
	MVB Financial Corp.	603	12
*	NI Holdings Inc.	871	12
	Norwood Financial Corp.	423	12
*	American Coastal Insurance Corp. Class C	1,455	12
	Colony Bankcorp Inc.	1,100	12
	Northeast Community Bancorp Inc.	722	12
*	Fidelis Insurance Holdings Ltd.	998	12
	C&F Financial Corp.	186	11
	FS Bancorp Inc.	353	11
	Greene County Bancorp Inc.	436	11
	Plumas Bancorp	319	11
	AFC Gamma Inc.	979	11
	Central Valley Community Bancorp	562	10
	Codorus Valley Bancorp Inc.	476	10
	Crawford & Co. Class A	861	10
*	eHealth Inc.	1,328	10
	ESSA Bancorp Inc.	624	10
	Investors Title Co.	63	10
	Regional Management Corp.	447	10
	Unity Bancorp Inc.	361	10
*	Maiden Holdings Ltd.	5,350	10
	ChoiceOne Financial Services Inc.	384	10
	Oak Valley Bancorp	375	10
*	Ocwen Financial Corp.	403	10
	Southern States Bancshares Inc.	397	10
*	AlTi Global Inc.	1,317	10
	National Bankshares Inc.	321	9
	PCB Bancorp	605	9
	Parke Bancorp Inc.	518	9
*	Sterling Bancorp Inc.	1,575	9
	Angel Oak Mortgage REIT Inc.	891	9
	Virginia National Bankshares Corp.	244	9
*	Ponce Financial Group Inc.	1,061	9
	Princeton Bancorp Inc.	261	9
	Bankwell Financial Group Inc.	288	8
	Chemung Financial Corp.	172	8
*	FVCBankcorp Inc.	760	8
	LCNB Corp.	557	8
	MainStreet Bancshares Inc.	366	8
	Silvercrest Asset Management Group Inc. Class A	521	8
	Evans Bancorp Inc.	268	7
	First Community Corp.	378	7
	HomeStreet Inc.	969	7
	Penns Woods Bancorp Inc.	360	7
	Bank7 Corp.	277	7
*	Consumer Portfolio Services Inc.	721	7
*	First Western Financial Inc.	405	7
	Ames National Corp.	404	7
	Nexpoint Real Estate Finance Inc.	424	7
*	Bakkt Holdings Inc.	4,913	7
*	USCB Financial Holdings Inc.	564	7
*	Pioneer Bancorp Inc.	748	6
*	Velocity Financial Inc.	431	6
*	Security National Financial Corp. Class A	810	6
*	Kingsway Financial Services Inc.	775	6

		Shares	Market Value ($000)
*	Hippo Holdings Inc.	685	6
*	Luther Burbank Corp.	600	5
*	SWK Holdings Corp.	300	5
	MarketWise Inc.	1,554	5
*	GoHealth Inc. Class A	342	4
*	Finance of America Cos. Inc. Class A	3,215	3
	Blue Ridge Bankshares Inc.	839	2
			320,106
Health Care (12.1%)
	UnitedHealth Group Inc.	62,310	34,456
	Eli Lilly & Co.	56,739	33,535
	Johnson & Johnson	161,519	24,981
	Merck & Co. Inc.	170,331	17,456
	AbbVie Inc.	118,301	16,845
	Thermo Fisher Scientific Inc.	25,861	12,821
	Abbott Laboratories	116,015	12,099
	Pfizer Inc.	378,910	11,545
	Danaher Corp.	44,142	9,857
	Amgen Inc.	35,825	9,660
	Elevance Health Inc.	15,915	7,631
*	Intuitive Surgical Inc.	23,433	7,284
	Stryker Corp.	23,819	7,058
	Medtronic plc	89,000	7,055
	Bristol-Myers Squibb Co.	140,860	6,956
	Gilead Sciences Inc.	83,813	6,420
*	Vertex Pharmaceuticals Inc.	17,279	6,131
*	Regeneron Pharmaceuticals Inc.	6,948	5,724
	Zoetis Inc.	31,066	5,488
*	Boston Scientific Corp.	96,292	5,382
	Cigna Group	19,587	5,149
	Becton Dickinson & Co.	18,996	4,486
	Humana Inc.	8,390	4,068
	HCA Healthcare Inc.	13,705	3,433
*	DexCom Inc.	25,999	3,003
*	Edwards Lifesciences Corp.	40,407	2,736
*	Centene Corp.	36,363	2,679
*	IQVIA Holdings Inc.	12,406	2,656
*	IDEXX Laboratories Inc.	5,527	2,575
	Agilent Technologies Inc.	19,864	2,539
*	Biogen Inc.	9,682	2,266
*	Seagen Inc.	9,401	2,004
	Cardinal Health Inc.	17,048	1,825
	GE Healthcare Inc.	26,208	1,794
	West Pharmaceutical Services Inc.	4,953	1,737
*	Moderna Inc.	22,303	1,733
*	Veeva Systems Inc. Class A	9,745	1,699
	Zimmer Biomet Holdings Inc.	14,052	1,634
	ResMed Inc.	9,736	1,536
*	ICON plc	5,449	1,455
*	Molina Healthcare Inc.	3,903	1,427
*	Alnylam Pharmaceuticals Inc.	8,364	1,407
	STERIS plc	6,632	1,333
	Laboratory Corp. of America Holdings	5,908	1,281
	Baxter International Inc.	33,743	1,217
*	Hologic Inc.	16,252	1,159
*	BioMarin Pharmaceutical Inc.	12,495	1,138
	Cooper Cos. Inc.	3,251	1,095
*	Align Technology Inc.	5,118	1,094

		Shares	Market Value ($000)
*	Illumina Inc.	10,610	1,082
	Quest Diagnostics Inc.	7,468	1,025
*	Avantor Inc.	45,054	954
*	Insulet Corp.	4,623	874
*	Exact Sciences Corp.	11,953	765
*	Neurocrine Biosciences Inc.	6,490	757
	Revvity Inc.	8,417	748
	Viatris Inc.	80,018	735
*	United Therapeutics Corp.	3,023	726
	Teleflex Inc.	3,130	706
	Royalty Pharma plc Class A	24,775	671
*	Incyte Corp.	12,338	670
*	Charles River Laboratories International Inc.	3,377	666
	Bio-Techne Corp.	10,372	652
*	QIAGEN NV	15,156	624
*	Repligen Corp.	3,712	584
*	Henry Schein Inc.	8,664	578
	Chemed Corp.	983	557
	Universal Health Services Inc. Class B	4,026	553
*	Penumbra Inc.	2,482	551
*	Sarepta Therapeutics Inc.	6,023	490
*	Jazz Pharmaceuticals plc	4,099	485
*	Ionis Pharmaceuticals Inc.	9,617	476
*	Exelixis Inc.	21,543	470
*	ImmunoGen Inc.	16,005	470
*	Catalent Inc.	12,014	467
*	Tenet Healthcare Corp.	6,732	465
	Bruker Corp.	7,077	461
*	Karuna Therapeutics Inc.	2,395	458
	DENTSPLY SIRONA Inc.	14,074	447
*	Acadia Healthcare Co. Inc.	6,057	442
	Encompass Health Corp.	6,639	433
*	Bio-Rad Laboratories Inc. Class A	1,405	428
*	Medpace Holdings Inc.	1,558	422
*	Shockwave Medical Inc.	2,416	422
	Ensign Group Inc.	3,642	390
*	Natera Inc.	6,959	389
*	Elanco Animal Health Inc. (XNYS)	32,815	387
*	Intra-Cellular Therapies Inc.	6,251	384
*	HealthEquity Inc.	5,553	372
*	DaVita Inc.	3,626	368
*	Apellis Pharmaceuticals Inc.	6,696	361
*	Globus Medical Inc. Class A	7,962	358
*	Option Care Health Inc.	11,375	338
*	Halozyme Therapeutics Inc.	8,673	335
*	Lantheus Holdings Inc.	4,512	323
*	Vaxcyte Inc.	6,227	322
*	Blueprint Medicines Corp.	3,997	278
*	Inspire Medical Systems Inc.	1,913	278
	Perrigo Co. plc	9,114	278
*	Merit Medical Systems Inc.	3,810	273
*	Masimo Corp.	2,906	272
*	Haemonetics Corp.	3,340	270
*	10X Genomics Inc. Class A	6,192	269
*	Alkermes plc	11,075	267
*	Envista Holdings Corp.	11,001	250
*	Neogen Corp.	14,565	247
*	QuidelOrtho Corp.	3,600	247

		Shares	Market Value ($000)
*	Azenta Inc.	4,345	245
*	Roivant Sciences Ltd.	23,417	224
*	Insmed Inc.	8,856	222
*	Bridgebio Pharma Inc.	7,692	221
	CONMED Corp.	2,064	221
*	Inari Medical Inc.	3,575	213
*	Cytokinetics Inc.	6,319	212
*	REVOLUTION Medicines Inc.	9,053	211
*	Amicus Therapeutics Inc.	19,029	210
*	Evolent Health Inc. Class A	7,437	207
*	agilon health Inc.	19,539	207
*	Amedisys Inc.	2,163	202
*	Teladoc Health Inc.	11,153	202
*	Glaukos Corp.	3,130	200
*	Prestige Consumer Healthcare Inc.	3,429	197
*	Integer Holdings Corp.	2,244	196
	Organon & Co.	17,138	194
*	Guardant Health Inc.	7,628	192
*	Madrigal Pharmaceuticals Inc.	935	190
*	Integra LifeSciences Holdings Corp.	4,764	187
*	Doximity Inc. Class A	8,034	187
*	Axonics Inc.	3,325	186
*	Progyny Inc.	5,342	184
*	ACADIA Pharmaceuticals Inc.	8,162	182
*	Intellia Therapeutics Inc.	5,994	178
*	Ultragenyx Pharmaceutical Inc.	4,544	177
*	Enovis Corp.	3,585	177
*	iRhythm Technologies Inc.	2,060	176
*	Mirati Therapeutics Inc.	3,102	176
*	Fortrea Holdings Inc.	5,980	176
	Premier Inc. Class A	8,071	166
*	LivaNova plc	3,669	165
*,1	Axsome Therapeutics Inc.	2,378	160
*	TransMedics Group Inc.	2,092	158
	Select Medical Holdings Corp.	6,886	156
*	Krystal Biotech Inc.	1,462	152
*	Surgery Partners Inc.	4,634	152
*	Privia Health Group Inc.	7,362	152
*	NeoGenomics Inc.	8,248	150
*	Denali Therapeutics Inc.	8,065	149
	Patterson Cos. Inc.	5,716	145
*	Pacific Biosciences of California Inc.	16,944	144
*	Arrowhead Pharmaceuticals Inc.	6,744	143
*	Amphastar Pharmaceuticals Inc.	2,523	142
*	Immunovant Inc.	3,540	139
*	Corcept Therapeutics Inc.	5,282	135
*	Beam Therapeutics Inc.	4,793	135
*	Ginkgo Bioworks Holdings Inc.	104,417	135
*	Crinetics Pharmaceuticals Inc.	4,221	134
*	RadNet Inc.	3,968	132
*	Cymabay Therapeutics Inc.	6,835	131
*	Veracyte Inc.	5,060	130
*	Arcellx Inc.	2,429	128
*	Biohaven Ltd.	3,814	127
*	Inmode Ltd.	5,216	124
*	CorVel Corp.	589	123
*	ICU Medical Inc.	1,395	122
*	Dynavax Technologies Corp.	8,734	120

		Shares	Market Value ($000)
*	SpringWorks Therapeutics Inc.	3,913	119
*	Certara Inc.	8,242	119
*	Vericel Corp.	3,229	115
*	AtriCure Inc.	3,200	114
*	TG Therapeutics Inc.	8,815	113
*	PTC Therapeutics Inc.	4,817	111
*	Rhythm Pharmaceuticals Inc.	3,277	110
*	Ideaya Biosciences Inc.	3,452	109
*	R1 RCM Inc.	10,341	109
*	STAAR Surgical Co.	3,301	104
*	Agios Pharmaceuticals Inc.	4,550	101
*	Cerevel Therapeutics Holdings Inc.	3,888	101
*	Omnicell Inc.	3,009	100
*	Catalyst Pharmaceuticals Inc.	6,789	98
*	Nuvalent Inc. Class A	1,506	98
*	Myriad Genetics Inc.	5,032	96
*	Addus HomeCare Corp.	1,056	92
*	Iovance Biotherapeutics Inc.	15,156	92
*	Owens & Minor Inc.	4,645	92
*	Sotera Health Co.	6,711	92
*	Apollo Medical Holdings Inc.	2,680	89
*	Prothena Corp. plc	2,693	88
*	Celldex Therapeutics Inc.	2,892	87
*	Novocure Ltd.	7,116	87
*	Ironwood Pharmaceuticals Inc.	8,695	86
*	Supernus Pharmaceuticals Inc.	3,122	85
*	Tandem Diabetes Care Inc.	4,186	85
*	Twist Bioscience Corp.	3,541	85
*,1	PROCEPT BioRobotics Corp.	2,275	84
*	Pacira BioSciences Inc.	3,052	83
	US Physical Therapy Inc.	971	83
*	Rocket Pharmaceuticals Inc.	3,501	82
*	UFP Technologies Inc.	473	79
*	BioCryst Pharmaceuticals Inc.	12,698	75
*	Viking Therapeutics Inc.	6,145	75
*	Point Biopharma Global Inc.	5,466	74
*	Arvinas Inc.	3,307	73
*	Aurinia Pharmaceuticals Inc.	8,454	73
	Embecta Corp.	3,987	73
*	Xencor Inc.	3,894	71
*	Protagonist Therapeutics Inc.	3,793	69
*	Syndax Pharmaceuticals Inc.	4,117	69
*	Hims & Hers Health Inc.	7,658	68
	LeMaitre Vascular Inc.	1,228	65
*	Sage Therapeutics Inc.	3,317	65
*	Harmony Biosciences Holdings Inc.	2,234	65
	National HealthCare Corp.	841	64
*	Avanos Medical Inc.	2,900	62
*	Ardelyx Inc.	13,423	61
*	Brookdale Senior Living Inc.	11,567	61
*	Ligand Pharmaceuticals Inc.	1,040	61
*	Editas Medicine Inc.	5,671	60
*	Geron Corp. (XNGS)	31,348	60
*	Alphatec Holdings Inc.	5,010	59
*	MiMedx Group Inc.	7,645	59
*	Recursion Pharmaceuticals Inc. Class A	8,610	59
*	MannKind Corp.	15,965	58
*,1	Cassava Sciences Inc.	2,747	57

		Shares	Market Value ($000)
*	Akero Therapeutics Inc.	3,346	56
*	Cytek Biosciences Inc.	8,004	56
*	Quanterix Corp.	2,285	55
*	Collegium Pharmaceutical Inc.	2,107	54
*	AdaptHealth Corp.	6,319	54
*	Mirum Pharmaceuticals Inc.	1,673	54
*	Morphic Holding Inc.	2,272	54
*	Warby Parker Inc. Class A	5,214	54
*	Arcus Biosciences Inc.	3,550	53
*	Phreesia Inc.	3,465	53
*	RxSight Inc.	1,715	52
*	Innoviva Inc.	3,687	51
*	Varex Imaging Corp.	2,642	50
*	Vir Biotechnology Inc.	5,238	50
*	Inhibrx Inc.	2,400	50
*	Pliant Therapeutics Inc.	3,537	49
*	Kymera Therapeutics Inc.	2,371	49
*	Day One Biopharmaceuticals Inc.	4,213	49
*	Artivion Inc.	2,719	48
*	Pediatrix Medical Group Inc.	5,704	48
*	REGENXBIO Inc.	2,454	48
*	ADMA Biologics Inc.	13,072	48
*	ANI Pharmaceuticals Inc.	964	48
*	Deciphera Pharmaceuticals Inc.	3,639	46
*	Kura Oncology Inc.	4,789	46
*	Relay Therapeutics Inc.	5,880	46
*	LifeStance Health Group Inc.	6,664	46
*	Healthcare Services Group Inc.	4,674	45
*	Amylyx Pharmaceuticals Inc.	3,174	45
*	Viridian Therapeutics Inc.	2,652	44
*	Alignment Healthcare Inc.	5,921	44
	HealthStream Inc.	1,701	43
*	Keros Therapeutics Inc.	1,403	43
*	Zentalis Pharmaceuticals Inc.	3,847	43
*	Cogent Biosciences Inc.	5,448	42
	National Research Corp.	995	41
*	SI-BONE Inc.	2,141	41
*,1	Theravance Biopharma Inc.	3,902	41
*	Nevro Corp.	2,196	38
*	Scholar Rock Holding Corp.	3,034	38
*	Arcturus Therapeutics Holdings Inc.	1,579	38
*	Accolade Inc.	4,330	38
*	CareDx Inc.	3,803	37
*	OPKO Health Inc.	25,212	37
*	Revance Therapeutics Inc.	5,351	36
*	Fulgent Genetics Inc.	1,297	36
*	Cabaletta Bio Inc.	2,272	36
*	Avidity Biosciences Inc.	4,653	36
*	Maravai LifeSciences Holdings Inc. Class A	6,984	36
*	Verve Therapeutics Inc.	3,178	36
*	Kiniksa Pharmaceuticals Ltd. Class A	2,187	35
*	Castle Biosciences Inc.	1,764	35
*	Enhabit Inc.	3,201	34
*	Disc Medicine Inc.	614	34
*	Amneal Pharmaceuticals Inc.	7,570	33
*	Anavex Life Sciences Corp.	4,597	33
*,1	Novavax Inc.	6,067	33
*	4D Molecular Therapeutics Inc.	2,601	33

		Shares	Market Value ($000)
*	ModivCare Inc.	863	33
*	OrthoPediatrics Corp.	1,025	32
*	Multiplan Corp.	24,915	32
*	Adaptive Biotechnologies Corp.	6,967	31
*	Alpine Immune Sciences Inc.	1,983	31
*	89bio Inc.	3,891	31
*	OraSure Technologies Inc.	4,166	30
*	Caribou Biosciences Inc.	5,119	30
*	Zymeworks Inc.	3,333	30
*	MacroGenics Inc.	3,547	29
*	Replimune Group Inc.	2,584	29
*	Travere Therapeutics Inc.	4,556	29
*	Vera Therapeutics Inc.	2,121	29
*	SomaLogic Inc.	10,146	29
*	Paragon 28 Inc.	2,670	29
*	DocGo Inc.	5,115	29
*	OmniAb Inc.	6,631	29
*	Pennant Group Inc.	2,075	28
*	Dyne Therapeutics Inc.	2,565	28
*	PetIQ Inc.	1,579	27
*	Surmodics Inc.	821	27
*	Pulmonx Corp.	2,489	27
	Atrion Corp.	85	26
*	BioLife Solutions Inc.	2,110	26
*	Health Catalyst Inc.	3,653	26
*	Savara Inc.	6,646	26
*	Rapt Therapeutics Inc.	1,723	25
*	MaxCyte Inc.	5,264	25
*	Treace Medical Concepts Inc.	2,852	25
*	Apogee Therapeutics Inc.	1,298	25
*	Bluebird Bio Inc.	6,227	24
*	Orthofix Medical Inc.	2,198	24
*	Alector Inc.	4,381	24
*	Tarsus Pharmaceuticals Inc.	1,433	24
*	ImmunityBio Inc.	6,432	24
*	Anika Therapeutics Inc.	1,066	23
*	Evolus Inc.	2,392	23
*	Liquidia Corp.	3,158	23
*	Olema Pharmaceuticals Inc.	1,676	23
*	Community Health Systems Inc.	8,373	22
	iRadimed Corp.	504	22
*	Silk Road Medical Inc.	2,360	22
*	American Well Corp. Class A	17,265	22
*	Sana Biotechnology Inc.	5,543	22
*	Marinus Pharmaceuticals Inc.	3,127	21
*	Tango Therapeutics Inc.	2,811	21
*,1	Nano-X Imaging Ltd.	3,096	21
*	Avid Bioservices Inc.	3,853	20
*	WaVe Life Sciences Ltd.	3,693	20
*	Arbutus Biopharma Corp.	9,636	20
*	Nurix Therapeutics Inc.	3,153	20
*	AnaptysBio Inc.	1,347	19
*	Harrow Inc.	2,067	19
	Utah Medical Products Inc.	224	19
*	ORIC Pharmaceuticals Inc.	2,444	19
*	Biomea Fusion Inc.	1,250	19
*	Lyell Immunopharma Inc.	11,179	19
	Agenus Inc.	23,047	18

		Shares	Market Value ($000)
*	Tactile Systems Technology Inc.	1,389	18
*	Taro Pharmaceutical Industries Ltd.	493	18
*	HilleVax Inc.	1,316	18
*	Prime Medicine Inc.	2,469	18
*	Cerus Corp.	10,325	17
	SIGA Technologies Inc.	3,123	17
*	Avita Medical Inc.	1,580	17
*	iTeos Therapeutics Inc.	1,783	17
*	Edgewise Therapeutics Inc.	2,838	17
*	Icosavax Inc.	1,727	17
*	Sharecare Inc.	18,064	17
*	Entrada Therapeutics Inc.	1,340	17
*	Axogen Inc.	2,452	16
*	UroGen Pharma Ltd.	1,231	16
*	Celcuity Inc.	1,065	16
*	Viemed Healthcare Inc.	2,115	16
*	Outset Medical Inc.	3,044	16
*	Atea Pharmaceuticals Inc.	5,308	16
*	Agiliti Inc.	1,954	16
*	23andMe Holding Co. Class A	18,973	16
*	Enliven Therapeutics Inc.	1,464	16
*	Accuray Inc.	5,917	15
*	Coherus Biosciences Inc.	7,172	15
*	KalVista Pharmaceuticals Inc.	1,804	15
*	Phathom Pharmaceuticals Inc.	2,096	15
*	Summit Therapeutics Inc. (XNMS)	7,283	15
*	Xeris Biopharma Holdings Inc.	7,859	15
*	Zimvie Inc.	1,622	15
*	Genelux Corp.	1,222	15
*	Acelyrin Inc.	2,190	15
*	Allogene Therapeutics Inc.	5,833	14
*	AngioDynamics Inc.	2,187	14
*	Fate Therapeutics Inc.	5,747	14
*	Vanda Pharmaceuticals Inc.	3,703	14
*	Voyager Therapeutics Inc.	1,989	14
*	Y-mAbs Therapeutics Inc.	2,309	14
*	Organogenesis Holdings Inc.	5,493	14
*	Nuvation Bio Inc.	11,056	14
*	CVRx Inc.	707	14
*	Aura Biosciences Inc.	1,740	14
*	Enanta Pharmaceuticals Inc.	1,388	13
*	Ocular Therapeutix Inc.	5,132	13
	Phibro Animal Health Corp. Class A	1,323	13
*	ALX Oncology Holdings Inc.	1,628	13
*	Aerovate Therapeutics Inc.	835	13
*,1	Quantum-Si Inc.	7,775	13
*	Humacyte Inc.	4,936	13
*	Mersana Therapeutics Inc.	7,272	12
*	908 Devices Inc.	1,472	12
*	Terns Pharmaceuticals Inc.	2,691	12
*	EyePoint Pharmaceuticals Inc.	1,971	12
*	Semler Scientific Inc.	316	12
*	Quipt Home Medical Corp.	2,507	12
*	Codexis Inc.	4,706	11
*	Computer Programs and Systems Inc.	1,064	11
*	Rigel Pharmaceuticals Inc.	9,581	11
*	Sutro Biopharma Inc.	4,045	11
*	InfuSystem Holdings Inc.	1,102	11

		Shares	Market Value ($000)
*	Ovid therapeutics Inc.	3,730	11
*	Poseida Therapeutics Inc.	4,233	11
*	Cullinan Oncology Inc.	1,349	11
*	Harvard Bioscience Inc.	2,448	10
*	Heron Therapeutics Inc.	8,276	10
*	Selecta Biosciences Inc.	7,231	10
*	Pulse Biosciences Inc.	1,117	10
*	Altimmune Inc.	3,066	10
*	scPharmaceuticals Inc.	1,809	10
*	Fennec Pharmaceuticals Inc.	1,155	10
*	Zevra Therapeutics Inc.	2,148	10
*	Allakos Inc.	4,153	9
*	CorMedix Inc.	2,787	9
*	Inogen Inc.	1,612	9
*	Invitae Corp.	17,063	9
*	OptimizeRx Corp.	904	9
*	Zynex Inc.	989	9
*	MeiraGTx Holdings plc	1,738	9
*,1	PDS Biotechnology Corp.	1,758	9
*	Butterfly Network Inc.	9,649	9
*	Janux Therapeutics Inc.	1,071	9
*	Tyra Biosciences Inc.	746	9
*	Compass Therapeutics Inc.	5,698	9
*	Aldeyra Therapeutics Inc.	2,922	8
*	Lineage Cell Therapeutics Inc.	7,878	8
*	Merrimack Pharmaceuticals Inc.	660	8
*	Omeros Corp.	3,823	8
*	ClearPoint Neuro Inc.	1,460	8
*	Precigen Inc.	6,729	8
*	Inozyme Pharma Inc.	2,120	8
*	Sanara Medtech Inc.	243	8
*	Erasca Inc.	4,924	8
*	Immuneering Corp. Class A	1,273	8
*	Third Harmonic Bio Inc.	949	8
*	Orchestra BioMed Holdings Inc.	1,257	8
*	Emergent BioSolutions Inc.	3,133	7
*	Gritstone bio Inc.	5,496	7
*	Joint Corp.	826	7
*	Optinose Inc.	5,697	7
*	XOMA Corp.	452	7
*	IGM Biosciences Inc.	1,031	7
*	Larimar Therapeutics Inc.	1,954	7
*	Actinium Pharmaceuticals Inc.	1,639	7
*	Annexon Inc.	2,844	7
*	Seer Inc.	4,572	7
*	ARS Pharmaceuticals Inc.	1,508	7
*	Nautilus Biotechnology Inc.	2,441	7
*	Monte Rosa Therapeutics Inc.	2,381	7
*	Astria Therapeutics Inc.	1,605	7
*	Kodiak Sciences Inc.	2,453	6
*	Lexicon Pharmaceuticals Inc.	5,760	6
*	Seres Therapeutics Inc.	6,113	6
*	X4 Pharmaceuticals Inc.	7,756	6
*	Stoke Therapeutics Inc.	1,608	6
*,1	Allovir Inc.	2,948	6
*	Arcutis Biotherapeutics Inc.	3,209	6
*	Nkarta Inc.	2,230	6
*	Citius Pharmaceuticals Inc.	7,653	6

		Shares	Market Value ($000)
*	Design Therapeutics Inc.	2,331	6
*	Assertio Holdings Inc.	5,938	6
*	Tenaya Therapeutics Inc.	3,378	6
*	Theseus Pharmaceuticals Inc.	1,508	6
*	Ventyx Biosciences Inc.	2,937	6
*	2seventy bio Inc.	3,394	6
*	Scilex Holding Co. (XNCM)	4,893	6
*	Mineralys Therapeutics Inc.	945	6
*	Atara Biotherapeutics Inc.	7,597	5
*	Cue Biopharma Inc.	2,162	5
*	Karyopharm Therapeutics Inc.	6,216	5
*	Sangamo Therapeutics Inc.	12,115	5
*	Verrica Pharmaceuticals Inc.	1,312	5
*	Bioxcel Therapeutics Inc.	1,261	5
*	KORU Medical Systems Inc.	2,233	5
*	Protalix BioTherapeutics Inc.	3,534	5
*	Tela Bio Inc.	1,028	5
*	BioAtla Inc.	2,751	5
*	Innovage Holding Corp.	929	5
*	Reneo Pharmaceuticals Inc.	867	5
*	Graphite Bio Inc.	2,370	5
*,1	AirSculpt Technologies Inc.	912	5
*	ProKidney Corp.	3,019	5
*	Biote Corp. Class A	1,095	5
*	Aclaris Therapeutics Inc.	4,691	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	PMV Pharmaceuticals Inc.	1,955	4
*	Foghorn Therapeutics Inc.	947	4
*	Vor BioPharma Inc.	2,318	4
*	Eyenovia Inc.	2,701	4
*	Longboard Pharmaceuticals Inc.	976	4
*	Omega Therapeutics Inc.	1,539	4
*	Rallybio Corp.	1,916	4
*	Sight Sciences Inc.	1,077	4
*	Aadi Bioscience Inc.	737	4
	Carisma Therapeutics Inc.	1,666	4
*	Nuvectis Pharma Inc.	426	4
*	Mural Oncology plc	1,097	4
*	Cara Therapeutics Inc.	3,537	3
*	Eagle Pharmaceuticals Inc.	545	3
*	FibroGen Inc.	5,900	3
*	Beyond Air Inc.	1,613	3
*	Generation Bio Co.	2,696	3
*	Kezar Life Sciences Inc.	4,176	3
*	Adicet Bio Inc.	2,249	3
*	Century Therapeutics Inc.	1,931	3
*	CareMax Inc.	4,992	3
*	Vaxxinity Inc. Class A	3,228	3
*	P3 Health Partners Inc.	2,505	3
*	Vigil Neuroscience Inc.	1,012	3
*	PepGen Inc.	617	3
*	Trevi Therapeutics Inc.	2,569	3
*	Acrivon Therapeutics Inc.	699	3
*	Zura Bio Ltd.	583	3
*	Cargo Therapeutics Inc.	193	3
*	Cutera Inc.	954	2
*	NanoString Technologies Inc.	3,306	2
*	NGM Biopharmaceuticals Inc.	2,868	2

		Shares	Market Value ($000)
*	Ikena Oncology Inc.	1,327	2
*	Bright Green Corp.	7,238	2
*	RayzeBio Inc.	77	2
*	Vicarious Surgical Inc.	2,781	1
*	Ocean Biomedical Inc.	1,001	1
*,1	Cano Health Inc.	163	1
*,2	Synergy Pharmaceuticals LLC	12,927	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
*	Turnstone Biologics Corp.	120	—
			359,402
Industrials (12.9%)
	Visa Inc. Class A	108,456	27,838
	Mastercard Inc. Class A	56,170	23,245
	Accenture plc Class A	42,348	14,108
	Union Pacific Corp.	40,789	9,189
	General Electric Co.	72,770	8,863
	Honeywell International Inc.	44,627	8,743
	Caterpillar Inc.	34,628	8,682
*	Boeing Co.	37,391	8,661
	RTX Corp.	98,005	7,985
	United Parcel Service Inc. Class B (XNYS)	48,490	7,352
	Lockheed Martin Corp.	15,132	6,776
	American Express Co.	39,583	6,760
	Deere & Co.	18,097	6,595
	Automatic Data Processing Inc.	27,679	6,364
	Eaton Corp. plc	26,723	6,085
*	Fiserv Inc.	40,744	5,322
	Illinois Tool Works Inc.	20,247	4,904
	Northrop Grumman Corp.	9,596	4,560
	Sherwin-Williams Co.	15,941	4,444
*	PayPal Holdings Inc.	75,391	4,343
	CSX Corp.	134,137	4,333
	General Dynamics Corp.	16,388	4,047
	FedEx Corp.	15,559	4,027
	Parker-Hannifin Corp.	8,595	3,723
	3M Co.	37,049	3,670
	Trane Technologies plc	15,292	3,447
	Emerson Electric Co.	38,185	3,395
	TransDigm Group Inc.	3,517	3,386
	Norfolk Southern Corp.	15,213	3,319
	Cintas Corp.	5,794	3,206
	PACCAR Inc.	34,396	3,158
	Carrier Global Corp.	56,027	2,911
	Capital One Financial Corp.	25,458	2,843
	Paychex Inc.	21,640	2,639
	Old Dominion Freight Line Inc.	6,621	2,576
	L3Harris Technologies Inc.	12,724	2,428
	Johnson Controls International plc	45,890	2,423
	AMETEK Inc.	15,426	2,395
	Ferguson plc	13,880	2,378
	Otis Worldwide Corp.	27,527	2,362
	Fidelity National Information Services Inc.	39,987	2,345
	WW Grainger Inc.	2,980	2,343
*	Block Inc. (XNYS)	36,338	2,305
	Verisk Analytics Inc.	9,527	2,300
	PPG Industries Inc.	15,797	2,243
	DuPont de Nemours Inc.	30,812	2,204

		Shares	Market Value ($000)
	United Rentals Inc.	4,630	2,204
	Rockwell Automation Inc.	7,731	2,129
	Cummins Inc.	9,494	2,128
	Global Payments Inc.	17,645	2,055
	Ingersoll Rand Inc. (XYNS)	27,210	1,944
	Martin Marietta Materials Inc.	4,139	1,923
	Vulcan Materials Co.	8,789	1,877
	Quanta Services Inc.	9,700	1,827
	Equifax Inc.	8,187	1,782
*	Fair Isaac Corp.	1,623	1,765
	Xylem Inc.	15,941	1,676
	Fortive Corp.	23,719	1,636
*	Keysight Technologies Inc.	11,886	1,615
*	Mettler-Toledo International Inc.	1,463	1,597
	Westinghouse Air Brake Technologies Corp.	11,911	1,388
	Howmet Aerospace Inc.	25,593	1,346
	Dover Corp.	9,293	1,312
*	Teledyne Technologies Inc.	3,114	1,255
	Expeditors International of Washington Inc.	10,145	1,221
*	FleetCor Technologies Inc.	4,803	1,155
	Ball Corp.	20,651	1,142
*	Veralto Corp.	14,772	1,141
*	Builders FirstSource Inc.	8,492	1,139
	Booz Allen Hamilton Holding Corp.	8,778	1,098
*	Waters Corp.	3,913	1,098
*	Axon Enterprise Inc.	4,664	1,072
	Hubbell Inc.	3,573	1,072
	Jacobs Solutions Inc.	8,397	1,068
	Textron Inc.	13,482	1,034
	IDEX Corp.	5,062	1,021
	JB Hunt Transport Services Inc.	5,499	1,019
	Packaging Corp. of America	5,968	1,003
	Snap-on Inc.	3,514	965
	Amcor plc	99,400	942
	Carlisle Cos. Inc.	3,319	931
	Stanley Black & Decker Inc.	10,242	931
	Masco Corp.	15,120	916
	Nordson Corp.	3,837	903
	Graco Inc.	11,142	900
	Synchrony Financial	27,712	897
	Lennox International Inc.	2,173	884
	RPM International Inc.	8,492	874
	Watsco Inc.	2,217	847
	Owens Corning	6,011	815
*	Zebra Technologies Corp. Class A	3,416	810
	AECOM	8,703	773
	Jack Henry & Associates Inc.	4,849	769
*	Trimble Inc.	16,473	764
	TransUnion	12,867	756
	Lincoln Electric Holdings Inc.	3,761	745
	HEICO Corp.	4,184	716
	Pentair plc	10,976	708
	Westrock Co.	17,048	702
	CNH Industrial NV	65,387	702
*	Saia Inc.	1,772	692
	EMCOR Group Inc.	3,140	667
*	XPO Inc.	7,602	656
	CH Robinson Worldwide Inc.	7,711	633

		Shares	Market Value ($000)
*	TopBuild Corp.	2,116	626
	Allegion plc	5,851	621
	ITT Inc.	5,713	619
	Huntington Ingalls Industries Inc.	2,608	618
	A O Smith Corp.	8,174	616
	Crown Holdings Inc.	7,070	608
	nVent Electric plc	11,061	589
	Toro Co.	7,001	581
	Fortune Brands Innovations Inc.	8,418	576
	Knight-Swift Transportation Holdings Inc.	10,701	575
	Robert Half Inc.	6,999	574
	Tetra Tech Inc.	3,536	559
	AptarGroup Inc.	4,373	555
	Advanced Drainage Systems Inc.	4,561	552
*	WillScot Mobile Mini Holdings Corp.	13,159	549
	Curtiss-Wright Corp.	2,562	548
	Woodward Inc.	3,938	532
	Berry Global Group Inc.	8,018	530
	Regal Rexnord Corp.	4,428	530
	HEICO Corp. Class A	3,847	529
*	Trex Co. Inc.	7,277	511
*	WEX Inc.	2,852	504
*	Affirm Holdings Inc.	14,464	498
	Donaldson Co. Inc.	8,052	490
*	FTI Consulting Inc.	2,207	487
	BWX Technologies Inc.	6,100	476
	Simpson Manufacturing Co. Inc.	2,851	476
	AGCO Corp.	4,177	474
*	Generac Holdings Inc.	4,043	473
*	Axalta Coating Systems Ltd.	14,766	465
	Graphic Packaging Holding Co.	20,387	462
	WESCO International Inc.	2,963	462
	Comfort Systems USA Inc.	2,345	454
*	Bill Holdings Inc.	6,854	449
*	Middleby Corp.	3,550	448
*	Paylocity Holding Corp.	2,822	442
	Eagle Materials Inc.	2,433	440
	Cognex Corp.	11,621	438
*	GXO Logistics Inc.	7,784	438
	MSA Safety Inc.	2,454	427
	Oshkosh Corp.	4,365	425
*	API Group Corp.	13,803	419
	Landstar System Inc.	2,376	410
	Applied Industrial Technologies Inc.	2,558	409
	Genpact Ltd.	11,944	406
	Littelfuse Inc.	1,622	378
	Acuity Brands Inc.	2,094	375
*	ATI Inc.	8,529	375
	Brunswick Corp.	4,733	373
	MKS Instruments Inc.	4,491	371
*	Chart Industries Inc.	2,836	369
*	Fluor Corp.	9,506	362
	Sonoco Products Co.	6,493	358
	Watts Water Technologies Inc. Class A	1,821	351
	Vontier Corp.	10,358	349
	Crane Co.	3,244	343
	Maximus Inc.	4,052	338
*	Atkore Inc.	2,571	334

		Shares	Market Value ($000)
	Flowserve Corp.	8,742	334
	Sensata Technologies Holding plc	10,139	330
	Allison Transmission Holdings Inc.	6,021	322
	Ryder System Inc.	2,984	320
	Sealed Air Corp.	9,562	319
*	Mohawk Industries Inc.	3,513	310
*	Core & Main Inc. Class A	8,837	310
*	ExlService Holdings Inc.	10,795	306
*	Kirby Corp.	3,988	306
*	AZEK Co. Inc.	8,870	306
	Valmont Industries Inc.	1,391	305
*	StoneCo. Ltd. Class A	19,521	305
	Esab Corp.	3,828	295
	MSC Industrial Direct Co. Inc. Class A	3,019	294
	Western Union Co.	24,983	291
*	Beacon Roofing Supply Inc.	3,613	290
*	ASGN Inc.	3,252	290
	Badger Meter Inc.	1,962	289
*	TriNet Group Inc.	2,493	289
	Zurn Elkay Water Solutions Corp.	9,703	286
	AAON Inc.	4,528	283
*	Euronet Worldwide Inc.	3,197	279
	Federal Signal Corp.	4,054	279
	Insperity Inc.	2,443	278
	HB Fuller Co.	3,654	277
*	Summit Materials Inc. Class A	7,994	277
	Franklin Electric Co. Inc.	3,102	276
	FTAI Aviation Ltd.	6,641	274
	Air Lease Corp.	6,838	265
	Louisiana-Pacific Corp.	4,324	264
	Moog Inc. Class A	1,884	264
	Exponent Inc.	3,388	261
	MDU Resources Group Inc.	13,619	261
	GATX Corp.	2,379	259
*	MasTec Inc.	4,214	256
*	SPX Technologies Inc.	2,982	254
	Armstrong World Industries Inc.	2,987	253
	ManpowerGroup Inc.	3,415	253
	Brink's Co.	3,129	247
	EnerSys	2,761	244
*	Shift4 Payments Inc. Class A	3,690	243
*	AeroVironment Inc.	1,748	241
	Herc Holdings Inc.	1,908	236
	Installed Building Products Inc.	1,560	235
	Matson Inc.	2,431	233
	Silgan Holdings Inc.	5,558	232
*	Knife River Corp.	3,782	226
	Terex Corp.	4,502	223
	John Bean Technologies Corp.	2,147	222
	Otter Tail Corp.	2,786	213
*	Marqeta Inc. Class A	33,047	210
*	Itron Inc.	3,071	207
	Kadant Inc.	796	207
*	Alight Inc. Class A	26,933	206
	Albany International Corp. Class A	2,323	199
*	Dycom Industries Inc.	1,900	197
*	ACI Worldwide Inc.	7,342	196
	Encore Wire Corp.	1,047	193

		Shares	Market Value ($000)
	Belden Inc.	2,873	191
*	CBIZ Inc.	3,303	191
*	Bloom Energy Corp. Class A	13,059	189
*	Remitly Global Inc.	8,755	189
	ArcBest Corp.	1,581	188
*	Spirit AeroSystems Holdings Inc. Class A	6,838	188
*	GMS Inc.	2,767	187
	CSW Industrials Inc.	1,047	186
*	Verra Mobility Corp.	9,189	185
	EnPro Industries Inc.	1,432	184
	ESCO Technologies Inc.	1,715	180
	ABM Industries Inc.	4,397	180
*	AMN Healthcare Services Inc.	2,650	180
	ICF International Inc.	1,279	179
	Korn Ferry	3,468	179
	Scorpio Tankers Inc.	3,269	179
	Hillenbrand Inc.	4,578	177
	McGrath RentCorp.	1,682	171
	UniFirst Corp.	993	171
	Crane NXT Co.	3,284	169
	EVERTEC Inc.	4,504	167
*	Modine Manufacturing Co.	3,386	167
	Werner Enterprises Inc.	4,182	167
*	RXO Inc.	7,952	167
*	AAR Corp.	2,400	166
*	Resideo Technologies Inc.	10,001	164
*	Kratos Defense & Security Solutions Inc.	8,536	163
*	Hub Group Inc. Class A	2,142	162
*	O-I Glass Inc.	10,518	155
*	Flywire Corp.	6,512	152
*	Vestis Corp.	7,856	144
	Griffon Corp.	3,038	141
*	Gibraltar Industries Inc.	2,062	139
	Textainer Group Holdings Ltd.	2,806	138
	Mueller Water Products Inc. Class A	10,326	137
	Trinity Industries Inc.	5,432	136
*	Huron Consulting Group Inc.	1,295	135
*	MYR Group Inc.	1,076	134
*	Masonite International Corp.	1,474	131
*	PagSeguro Digital Ltd. Class A	12,986	131
	Granite Construction Inc.	2,835	130
*	OSI Systems Inc.	1,056	130
	Kennametal Inc.	5,453	127
*	Sterling Infrastructure Inc.	2,007	127
	Alamo Group Inc.	675	124
	International Seaways Inc.	2,620	120
*	PGT Innovations Inc.	3,703	119
*	Mercury Systems Inc.	3,437	118
*	Construction Partners Inc. Class A	2,715	114
	Patrick Industries Inc.	1,391	114
	Forward Air Corp.	1,783	113
*	Mirion Technologies Inc.	12,700	113
*	Joby Aviation Inc.	18,866	112
*	Masterbrand Inc.	8,230	110
	Standex International Corp.	811	109
*	Hayward Holdings Inc.	9,130	108
	Greif Inc. Class A	1,536	107
	Tennant Co.	1,237	106

		Shares	Market Value ($000)
*	AvidXchange Holdings Inc.	9,949	106
*	CoreCivic Inc.	7,226	105
	Primoris Services Corp.	3,352	102
	Enerpac Tool Group Corp.	3,609	99
*	Enovix Corp.	8,860	98
*	Donnelley Financial Solutions Inc.	1,610	95
	Bread Financial Holdings Inc.	3,361	94
*	Hillman Solutions Corp.	12,867	94
*	JELD-WEN Holding Inc.	5,768	92
*	Payoneer Global Inc.	17,751	92
*	NCR Atleos Corp.	4,103	91
*	NV5 Global Inc.	922	90
	H&E Equipment Services Inc.	2,019	89
	SFL Corp. Ltd.	7,821	89
	Schneider National Inc. Class B	3,827	88
	Helios Technologies Inc.	2,253	86
	DHT Holdings Inc.	8,635	86
	Barnes Group Inc.	3,221	85
	Kforce Inc.	1,220	85
	Dorian LPG Ltd.	2,012	85
	Lindsay Corp.	692	83
*	Gates Industrial Corp. plc	6,671	82
	AZZ Inc.	1,637	80
*	Cimpress plc	1,114	79
	Teekay Tankers Ltd. Class A	1,592	79
	ADT Inc.	13,168	77
*	American Woodmark Corp.	1,043	76
*	Legalzoom.com Inc.	6,549	76
*	Rocket Lab USA Inc.	17,381	76
	Greenbrier Cos. Inc.	1,995	75
	Golden Ocean Group Ltd.	7,680	73
	Marten Transport Ltd.	3,644	69
*	Thermon Group Holdings Inc.	2,274	69
	Apogee Enterprises Inc.	1,514	68
	Columbus McKinnon Corp.	1,935	68
*	Energy Recovery Inc.	3,470	66
	TriMas Corp.	2,582	66
	Wabash National Corp.	3,024	66
	Quanex Building Products Corp.	2,065	64
*	SP Plus Corp.	1,229	63
*	ZipRecruiter Inc. Class A	4,593	62
	Napco Security Technologies Inc.	1,988	61
*	Proto Labs Inc.	1,684	61
*	Archer Aviation Inc. Class A	10,055	60
*	Air Transport Services Group Inc.	3,715	59
	Flex LNG Ltd.	2,043	59
*	Janus International Group Inc.	5,453	58
*	Leonardo DRS Inc.	3,168	58
	Deluxe Corp.	2,958	54
*	Montrose Environmental Group Inc.	1,733	54
	VSE Corp.	870	53
	Barrett Business Services Inc.	475	52
	First Advantage Corp.	3,356	52
	Gorman-Rupp Co.	1,617	51
*	Vicor Corp.	1,389	51
	Nordic American Tankers Ltd.	12,940	50
	Astec Industries Inc.	1,539	48
*	BlueLinx Holdings Inc.	545	48

		Shares	Market Value ($000)
	Powell Industries Inc.	582	48
*	Aurora Innovation Inc.	21,959	48
	Pitney Bowes Inc.	11,314	46
*	Transcat Inc.	469	46
*	Cross Country Healthcare Inc.	2,216	45
*	Triumph Group Inc.	4,050	45
	Cadre Holdings Inc.	1,392	45
	Heartland Express Inc.	3,236	43
*	Titan International Inc.	3,265	43
*	Ducommun Inc.	829	42
	CRA International Inc.	429	41
	Myers Industries Inc.	2,324	41
*	International Money Express Inc.	1,971	41
*	Repay Holdings Corp.	5,478	41
	Argan Inc.	868	40
	Insteel Industries Inc.	1,172	40
	Kelly Services Inc. Class A	1,922	40
	Ardagh Metal Packaging SA	9,888	40
*	CryoPort Inc.	2,772	39
	Genco Shipping & Trading Ltd.	2,530	39
	Douglas Dynamics Inc.	1,389	38
	Heidrick & Struggles International Inc.	1,388	38
	Kaman Corp.	1,859	38
	Cass Information Systems Inc.	864	36
*	Virgin Galactic Holdings Inc.	16,314	36
*	Nikola Corp.	37,327	36
*	CECO Environmental Corp.	1,835	35
*	Conduent Inc.	11,184	34
*	IES Holdings Inc.	492	34
*	Aspen Aerogels Inc.	3,116	33
	REV Group Inc.	2,082	33
*	Teekay Corp.	4,834	33
	Ardmore Shipping Corp.	2,459	33
	Ennis Inc.	1,517	32
*	Franklin Covey Co.	826	32
	Greif Inc. Class B	460	32
*	Hudson Technologies Inc.	2,556	32
	Hyster-Yale Materials Handling Inc.	679	32
*	I3 Verticals Inc. Class A	1,578	32
*	Titan Machinery Inc.	1,371	31
*	Manitowoc Co. Inc.	2,112	30
	Resources Connection Inc.	2,215	30
*	V2X Inc.	707	30
*	Cantaloupe Inc.	4,230	30
*	PureCycle Technologies Inc.	7,371	30
	Costamare Inc.	2,899	29
	Eagle Bulk Shipping Inc.	629	29
	Pactiv Evergreen Inc.	2,495	29
*	Astronics Corp.	1,888	28
	United States Lime & Minerals Inc.	134	28
*	Vishay Precision Group Inc.	928	28
*	Evolv Technologies Holdings Inc.	7,089	28
*	Great Lakes Dredge & Dock Corp.	3,998	27
	Mesa Laboratories Inc.	319	27
	Miller Industries Inc.	679	27
	National Presto Industries Inc.	367	27
*	TrueBlue Inc.	1,922	27
	Covenant Logistics Group Inc.	616	26

		Shares	Market Value ($000)
*	DXP Enterprises Inc.	844	25
*	FARO Technologies Inc.	1,357	25
*	Target Hospitality Corp.	2,207	24
*	Paysafe Ltd.	2,353	24
*	Atmus Filtration Technologies Inc.	1,096	24
*	Custom Truck One Source Inc.	4,028	23
*	Sterling Check Corp.	1,811	23
	FTAI Infrastructure Inc.	6,138	23
	Allient Inc.	828	22
*	Green Dot Corp. Class A	2,762	22
	TTEC Holdings Inc.	1,162	22
	Shyft Group Inc.	1,995	22
*	Limbach Holdings Inc.	576	22
*	Aersale Corp.	1,555	22
	LSI Industries Inc.	1,614	21
	Preformed Line Products Co.	161	20
*	Tutor Perini Corp.	2,392	20
*	Blue Bird Corp.	986	19
*	BrightView Holdings Inc.	2,467	19
*	Bowman Consulting Group Ltd.	626	19
*	Distribution Solutions Group Inc.	697	18
*	Advantage Solutions Inc.	6,500	18
*	Forrester Research Inc.	688	17
*	Overseas Shipholding Group Inc. Class A	3,578	17
	Safe Bulkers Inc.	4,305	17
	Eneti Inc.	1,613	17
	Park Aerospace Corp.	1,034	16
*	SoundThinking Inc.	693	15
	Luxfer Holdings plc	1,767	15
	Pangaea Logistics Solutions Ltd.	2,203	15
*	Blade Air Mobility Inc.	4,858	15
*	Radiant Logistics Inc.	2,268	14
*	Ranpak Holdings Corp.	3,411	14
*	Commercial Vehicle Group Inc.	1,955	13
*	Willdan Group Inc.	671	13
*	Luna Innovations Inc.	2,002	13
*	Desktop Metal Inc. Class A	18,973	13
*	Hireright Holdings Corp.	1,008	13
*	IBEX Holdings Ltd.	659	12
*	Performant Financial Corp.	4,180	12
	Trinseo plc	2,072	12
*	Global Business Travel Group I	1,974	12
*	Concrete Pumping Holdings Inc.	1,463	11
*	Daseke Inc.	2,552	11
*	Iteris Inc.	2,617	11
	Kronos Worldwide Inc.	1,203	11
	Park-Ohio Holdings Corp.	499	11
	Universal Logistics Holdings Inc.	411	10
*	CS Disco Inc.	1,646	10
*	BlackSky Technology Inc.	7,353	10
*	Gencor Industries Inc.	618	9
*	Mayville Engineering Co. Inc.	676	9
*	Acacia Research Corp.	2,318	8
*	Core Molding Technologies Inc.	472	8
	EVI Industries Inc.	295	8
	Information Services Group Inc.	1,830	8
*	Mistras Group Inc.	1,253	8
*	Quad/Graphics Inc.	1,804	8

		Shares	Market Value ($000)
	Ardagh Group SA	848	8
*	TuSimple Holdings Inc. Class A	9,418	8
*,1	Microvast Holdings Inc.	6,743	8
*	Eve Holding Inc.	1,141	8
*	Atlanticus Holdings Corp.	225	7
*	Willis Lease Finance Corp.	157	7
*	PAM Transportation Services Inc.	385	7
*	Eos Energy Enterprises Inc.	6,780	7
*	Danimer Scientific Inc.	6,206	7
*	Paysign Inc.	2,701	6
*	Hyliion Holdings Corp.	10,961	6
	Karat Packaging Inc.	268	6
*	Velo3D Inc.	6,622	6
*	SKYX Platforms Corp.	3,581	6
*	Babcock & Wilcox Enterprises Inc.	3,348	5
*	DHI Group Inc.	2,151	5
*	Workhorse Group Inc.	13,365	5
*,2	Tingo Group Inc.	7,712	5
	Hirequest Inc.	327	5
*	INNOVATE Corp.	4,291	5
*	CPI Card Group Inc.	267	5
*	CompoSecure Inc.	993	5
*	Terran Orbital Corp.	4,983	4
*	374Water Inc.	3,713	4
*	Skillsoft Corp.	226	4
*	Priority Technology Holdings Inc.	713	2
			383,875
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
*,2	Empire Resorts Inc.	229	—
			—
Real Estate (2.9%)
	Prologis Inc.	61,789	7,101
	American Tower Corp.	31,206	6,515
	Equinix Inc.	6,241	5,086
	Crown Castle Inc.	28,941	3,394
	Welltower Inc.	34,443	3,069
	Digital Realty Trust Inc.	20,047	2,782
	Public Storage	10,459	2,706
	Simon Property Group Inc.	21,638	2,702
	Realty Income Corp.	44,858	2,421
*	CoStar Group Inc.	27,128	2,253
	VICI Properties Inc.	67,031	2,004
	Extra Space Storage Inc.	14,058	1,830
	SBA Communications Corp.	7,247	1,790
*	CBRE Group Inc. Class A	20,762	1,639
	AvalonBay Communities Inc.	9,458	1,636
	Weyerhaeuser Co.	48,940	1,534
	Equity Residential	24,928	1,417
	Invitation Homes Inc.	40,875	1,364
	Alexandria Real Estate Equities Inc.	11,486	1,257
	Iron Mountain Inc.	19,546	1,254
	Ventas Inc.	26,789	1,228
	Sun Communities Inc.	8,204	1,061
	Mid-America Apartment Communities Inc.	7,750	965
	Essex Property Trust Inc.	4,307	919
	WP Carey Inc.	14,150	881

		Shares	Market Value ($000)
	Equity LifeStyle Properties Inc.	12,017	854
	Host Hotels & Resorts Inc.	47,305	826
	American Homes 4 Rent Class A	22,195	805
	Kimco Realty Corp.	41,021	793
	Gaming and Leisure Properties Inc.	16,708	781
	Regency Centers Corp.	11,996	753
	UDR Inc.	21,905	732
	Rexford Industrial Realty Inc.	13,763	677
	Healthpeak Properties Inc.	36,894	639
	Camden Property Trust	6,948	627
	Boston Properties Inc.	10,541	600
	CubeSmart	14,974	595
	Lamar Advertising Co. Class A	5,810	588
	EastGroup Properties Inc.	2,960	514
	Federal Realty Investment Trust	5,382	514
	Americold Realty Trust Inc.	18,016	509
	Omega Healthcare Investors Inc.	15,599	495
*	Jones Lang LaSalle Inc.	3,167	493
	NNN REIT Inc.	12,002	488
	STAG Industrial Inc.	11,925	428
	Brixmor Property Group Inc.	19,859	427
*	Zillow Group Inc. Class C	10,412	426
	First Industrial Realty Trust Inc.	8,899	419
	Healthcare Realty Trust Inc.	25,641	392
	Spirit Realty Capital Inc.	9,427	389
	Ryman Hospitality Properties Inc.	3,845	386
	Agree Realty Corp.	6,025	357
	Terreno Realty Corp.	5,420	310
	Kite Realty Group Trust	14,503	306
	Apartment Income REIT Corp.	9,842	306
	Rayonier Inc.	9,809	301
	Vornado Realty Trust	11,955	281
	Phillips Edison & Co. Inc.	7,847	277
	Kilroy Realty Corp.	7,924	261
	Essential Properties Realty Trust Inc.	10,421	248
	Apple Hospitality REIT Inc.	14,525	242
	PotlatchDeltic Corp.	5,224	239
	Sabra Health Care REIT Inc.	15,559	227
	EPR Properties	5,035	225
	Broadstone Net Lease Inc.	13,623	218
	Cousins Properties Inc.	10,351	212
	Park Hotels & Resorts Inc.	14,167	210
	Independence Realty Trust Inc.	15,272	208
	Medical Properties Trust Inc.	40,074	194
	LXP Industrial Trust	21,527	189
	Physicians Realty Trust	16,061	188
	DigitalBridge Group Inc.	10,886	188
	COPT Defense Properties	7,500	182
	National Storage Affiliates Trust	5,342	177
	Tanger Factory Outlet Centers Inc.	6,982	174
	Macerich Co.	14,904	171
	SITE Centers Corp.	12,766	168
*	Howard Hughes Holdings Inc.	2,279	168
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,781	164
	SL Green Realty Corp.	4,396	161
*	Zillow Group Inc. Class A	3,980	157
	CareTrust REIT Inc.	6,522	151
	National Health Investors Inc.	2,759	150

		Shares	Market Value ($000)
	Innovative Industrial Properties Inc.	1,829	149
	Sunstone Hotel Investors Inc.	13,982	138
	Highwoods Properties Inc.	7,217	137
	Douglas Emmett Inc.	11,142	136
	Four Corners Property Trust Inc.	5,906	136
	Equity Commonwealth	6,806	128
	Urban Edge Properties	7,519	126
	Outfront Media Inc.	9,693	119
	St. Joe Co.	2,268	117
	Global Net Lease Inc.	12,995	114
	DiamondRock Hospitality Co.	13,305	111
	Retail Opportunity Investments Corp.	8,508	110
	RLJ Lodging Trust	10,177	109
	InvenTrust Properties Corp.	4,526	109
*	Opendoor Technologies Inc.	35,715	108
	JBG SMITH Properties	7,665	105
	Alexander & Baldwin Inc.	6,126	103
	Acadia Realty Trust	6,594	100
	Pebblebrook Hotel Trust	7,671	98
	Elme Communities	7,183	94
*	Cushman & Wakefield plc	10,939	90
	LTC Properties Inc.	2,730	89
	Kennedy-Wilson Holdings Inc.	7,734	88
	Xenia Hotels & Resorts Inc.	7,243	88
	Getty Realty Corp.	2,942	87
	Uniti Group Inc.	14,978	83
	Empire State Realty Trust Inc. Class A	8,744	78
	Easterly Government Properties Inc.	6,507	76
*	GEO Group Inc.	7,517	76
	Service Properties Trust	10,379	74
	Veris Residential Inc.	5,033	73
	Newmark Group Inc. Class A	8,448	70
	NETSTREIT Corp.	4,415	68
	American Assets Trust Inc.	3,293	66
	RPT Realty	5,708	66
*	Apartment Investment and Management Co. Class A	9,545	66
	Paramount Group Inc.	12,686	60
	eXp World Holdings Inc.	4,774	58
	Plymouth Industrial REIT Inc.	2,658	58
	Safehold Inc.	2,900	57
	Hudson Pacific Properties Inc.	9,239	54
	UMH Properties Inc.	3,736	53
	Armada Hoffler Properties Inc.	4,640	51
	Centerspace	961	51
	Marcus & Millichap Inc.	1,466	50
	Piedmont Office Realty Trust Inc. Class A	7,992	50
	Community Healthcare Trust Inc.	1,756	48
	Gladstone Land Corp.	3,266	47
*	Redfin Corp.	6,688	47
	Brandywine Realty Trust	10,382	46
	Summit Hotel Properties Inc.	7,101	44
	Farmland Partners Inc.	3,474	43
	NexPoint Residential Trust Inc.	1,423	43
*	Compass Inc. Class A	18,894	42
	CBL & Associates Properties Inc.	1,753	41
	Diversified Healthcare Trust	16,657	39
*	Anywhere Real Estate Inc.	7,081	38
	Peakstone Realty Trust REIT	2,370	38

		Shares	Market Value ($000)
	Global Medical REIT Inc.	3,729	37
*	Forestar Group Inc.	1,192	36
	Whitestone REIT	3,328	36
	Ares Commercial Real Estate Corp.	3,316	33
	Universal Health Realty Income Trust	833	33
	Chatham Lodging Trust	3,272	32
	Gladstone Commercial Corp.	2,402	30
	Alexander's Inc.	148	27
	Saul Centers Inc.	696	26
*	FRP Holdings Inc.	413	23
	Postal Realty Trust Inc. Class A	1,613	23
	RMR Group Inc. Class A	942	22
	CTO Realty Growth Inc.	1,267	21
*	Tejon Ranch Co.	1,292	20
	Orion Office REIT Inc.	3,807	20
	One Liberty Properties Inc.	933	19
	Office Properties Income Trust	3,078	17
	Alpine Income Property Trust Inc.	1,042	17
	City Office REIT Inc.	3,154	15
*	NET Lease Office Properties	939	15
	BRT Apartments Corp.	726	13
*	Star Holdings	1,044	13
	Douglas Elliman Inc.	5,968	12
	RE/MAX Holdings Inc. Class A	1,114	10
	Braemar Hotels & Resorts Inc.	4,387	9
*	Stratus Properties Inc.	305	9
*	Maui Land & Pineapple Co. Inc.	466	7
	Clipper Realty Inc.	1,258	6
*	Transcontinental Realty Investors Inc.	137	5
			86,197
Technology (31.0%)
	Apple Inc.	1,000,271	190,001
	Microsoft Corp.	498,825	189,010
	NVIDIA Corp.	159,272	74,491
*	Alphabet Inc. Class A	398,654	52,834
*	Meta Platforms Inc. Class A	148,276	48,508
*	Alphabet Inc. Class C	340,577	45,610
	Broadcom Inc.	28,899	26,753
*	Adobe Inc.	30,714	18,767
*	Salesforce Inc.	63,435	15,979
*	Advanced Micro Devices Inc.	107,471	13,021
	Intel Corp.	279,898	12,511
	Oracle Corp.	101,926	11,845
	Intuit Inc.	18,307	10,462
	QUALCOMM Inc.	74,771	9,649
	International Business Machines Corp.	60,816	9,643
*	ServiceNow Inc.	13,649	9,360
	Texas Instruments Inc.	60,721	9,273
	Applied Materials Inc.	56,596	8,477
	Lam Research Corp.	8,996	6,440
	Analog Devices Inc.	33,857	6,209
*	Palo Alto Networks Inc.	20,220	5,967
	Micron Technology Inc.	73,260	5,577
*	Synopsys Inc.	10,189	5,535
	KLA Corp.	9,203	5,012
*	Cadence Design Systems Inc.	18,150	4,960
*	Snowflake Inc. Class A	20,823	3,908
	Roper Technologies Inc.	7,059	3,799

		Shares	Market Value ($000)
*	Workday Inc. Class A	13,288	3,597
	Amphenol Corp. Class A	39,019	3,550
*	Crowdstrike Holdings Inc. Class A	14,173	3,359
	Marvell Technology Inc.	57,415	3,200
*	Autodesk Inc.	14,437	3,153
	Microchip Technology Inc.	36,128	3,015
*	Palantir Technologies Inc. Class A	125,497	2,516
	Cognizant Technology Solutions Corp. Class A	34,125	2,402
*	Fortinet Inc.	44,131	2,320
*	Gartner Inc.	5,135	2,233
*	Datadog Inc. Class A	18,321	2,136
*	ON Semiconductor Corp.	28,965	2,066
	CDW Corp.	9,094	1,918
*	DoorDash Inc. Class A	20,286	1,906
*	Atlassian Corp. Ltd. Class A	9,711	1,854
*	MongoDB Inc.	4,401	1,830
*	ANSYS Inc.	5,845	1,715
	HP Inc.	57,838	1,697
	Monolithic Power Systems Inc.	3,056	1,677
*	Splunk Inc.	10,264	1,555
*	HubSpot Inc.	3,068	1,515
*	Cloudflare Inc. Class A	19,226	1,483
	Hewlett Packard Enterprise Co.	86,934	1,470
	Corning Inc.	51,049	1,454
*	Pinterest Inc. Class A	39,706	1,353
	NetApp Inc.	14,055	1,284
*	VeriSign Inc.	6,042	1,282
*	PTC Inc.	7,645	1,203
*	Akamai Technologies Inc.	10,257	1,185
*	Zscaler Inc.	5,820	1,150
*	Tyler Technologies Inc.	2,778	1,136
*	Zoom Video Communications Inc. Class A	16,743	1,136
	Entegris Inc.	9,956	1,039
*	GoDaddy Inc. Class A	10,346	1,035
*	Western Digital Corp.	21,434	1,035
	Skyworks Solutions Inc.	10,595	1,027
*	Vertiv Holdings Co. Class A	22,866	998
	Jabil Inc.	8,522	983
	Leidos Holdings Inc.	9,097	976
	Teradyne Inc.	10,496	968
*	EPAM Systems Inc.	3,728	963
*	Manhattan Associates Inc.	4,135	922
*	Dynatrace Inc.	16,025	858
*	Super Micro Computer Inc.	3,073	840
	SS&C Technologies Holdings Inc.	14,784	832
	Gen Digital Inc. (XNGS)	37,071	819
*	Twilio Inc. Class A	11,309	731
*	F5 Inc.	4,015	687
*	Ceridian HCM Holding Inc.	9,816	676
*	Okta Inc.	10,021	672
	Bentley Systems Inc. Class B	12,844	669
	Amdocs Ltd.	7,933	665
*	Nutanix Inc. Class A	15,365	662
*	Qorvo Inc.	6,531	630
*	Pure Storage Inc. Class A	18,839	628
	Paycom Software Inc.	3,442	625
*	Globant SA	2,760	609
*	Match Group Inc.	18,581	602

		Shares	Market Value ($000)
*	DocuSign Inc.	13,468	580
*	Unity Software Inc.	19,158	565
*	Guidewire Software Inc.	5,461	546
*	Lattice Semiconductor Corp.	9,086	532
	Universal Display Corp.	3,126	529
*	AppLovin Corp. Class A	14,047	526
*	UiPath Inc. Class A	25,176	497
*	Rambus Inc.	7,220	489
*	CACI International Inc. Class A	1,510	485
*	Dropbox Inc. Class A	17,142	483
	KBR Inc.	9,058	468
*	Arrow Electronics Inc.	3,852	457
*	Onto Innovation Inc.	3,242	457
*	Qualys Inc.	2,460	455
*	SPS Commerce Inc.	2,455	423
	Science Applications International Corp.	3,582	421
*	Elastic NV	5,214	419
*	Fabrinet	2,456	398
*	Five9 Inc.	4,801	366
*	MicroStrategy Inc. Class A	731	364
*	Smartsheet Inc. Class A	8,413	357
*	Toast Inc. Class A	23,788	354
*	Aspen Technology Inc.	1,847	348
*	Novanta Inc.	2,391	345
	Dolby Laboratories Inc. Class A	3,953	340
*	DXC Technology Co.	14,066	325
*	Teradata Corp.	6,676	315
*	Workiva Inc.	3,251	313
*	Tenable Holdings Inc.	7,527	312
*	Procore Technologies Inc.	5,267	311
	TD SYNNEX Corp.	3,121	308
*	DoubleVerify Holdings Inc.	9,243	307
*	MACOM Technology Solutions Holdings Inc.	3,645	306
*	Varonis Systems Inc.	7,280	305
*	Wolfspeed Inc.	8,240	304
*	ZoomInfo Technologies Inc.	20,928	301
*	SentinelOne Inc. Class A	15,485	296
*	Coherent Corp.	7,940	292
	Power Integrations Inc.	3,809	291
*	Insight Enterprises Inc.	1,905	288
	Avnet Inc.	6,126	286
*	Gitlab Inc. Class A	5,880	284
	Concentrix Corp.	2,996	282
*	GLOBALFOUNDRIES Inc.	5,251	282
*	Cirrus Logic Inc.	3,672	279
*	Kyndryl Holdings Inc.	15,358	277
*	Axcelis Technologies Inc.	2,171	270
*	Synaptics Inc.	2,594	263
*	Confluent Inc. Class A	12,403	263
*	Altair Engineering Inc. Class A	3,594	260
*	Clarivate plc	31,864	247
*	Box Inc. Class A	9,394	246
*	Appfolio Inc. Class A	1,287	244
	Advanced Energy Industries Inc.	2,538	241
*	IAC Inc.	5,031	241
*	Silicon Laboratories Inc.	2,137	225
*	Blackline Inc.	3,801	220
*	Freshworks Inc. Class A	10,839	217

		Shares	Market Value ($000)
*	Blackbaud Inc.	2,875	216
*	Rapid7 Inc.	3,989	216
*	CommVault Systems Inc.	2,916	215
*	Diodes Inc.	3,054	203
*	Ziff Davis Inc.	3,178	203
*	Yelp Inc.	4,599	201
*	IPG Photonics Corp.	2,053	197
	Amkor Technology Inc.	6,972	196
	Dun & Bradstreet Holdings Inc.	18,473	196
*	Sanmina Corp.	3,888	195
*	Braze Inc. Class A	3,555	195
	Vishay Intertechnology Inc.	8,653	192
*	FormFactor Inc.	5,069	190
	Kulicke & Soffa Industries Inc.	3,684	190
*	Plexus Corp.	1,814	185
*	Sprout Social Inc. Class A	3,215	183
*	Alarm.com Holdings Inc.	3,143	171
*	Parsons Corp.	2,745	171
*	Alteryx Inc. Class A	4,155	166
*	RingCentral Inc. Class A	5,837	166
	Progress Software Corp.	2,961	159
*	CCC Intelligent Solutions Holdings Inc.	13,605	159
*	Ambarella Inc.	2,590	152
	Pegasystems Inc.	2,891	150
*	LiveRamp Holdings Inc.	4,456	148
*	Rogers Corp.	1,143	148
*	HashiCorp Inc. Class A	6,567	141
*	Perficient Inc.	2,246	139
*	Cargurus Inc.	6,373	138
*	Q2 Holdings Inc.	3,882	138
*	Allegro MicroSystems Inc.	5,077	138
*	NCR Voyix Corp.	8,472	133
*	IonQ Inc.	10,788	132
*	PagerDuty Inc.	6,009	131
*	Fastly Inc. Class A	7,855	130
*	nCino Inc.	4,676	129
*	Envestnet Inc.	3,321	126
*	Sitime Corp.	1,122	124
*	DigitalOcean Holdings Inc.	4,180	124
*	Impinj Inc.	1,466	123
*,1	C3.ai Inc. Class A	4,105	120
*	Agilysys Inc.	1,374	118
*	Upwork Inc.	8,209	116
	Clear Secure Inc. Class A	5,443	116
*	ePlus Inc.	1,776	113
*	Credo Technology Group Holding Ltd.	6,236	112
	CSG Systems International Inc.	2,182	107
*	Schrodinger Inc.	3,413	106
*	Asana Inc. Class A	5,061	106
*	Sprinklr Inc. Class A	6,779	106
	Xerox Holdings Corp.	7,531	105
*	PROS Holdings Inc.	2,837	104
*	TTM Technologies Inc.	6,911	104
*	Verint Systems Inc.	4,222	104
*	Appian Corp. Class A	2,818	102
*	Cohu Inc.	3,148	100
*	Veeco Instruments Inc.	3,462	99
*	NetScout Systems Inc.	4,666	94

		Shares	Market Value ($000)
*	MaxLinear Inc.	4,928	92
*	Bumble Inc. Class A	6,544	91
*	Photronics Inc.	4,147	88
*	Squarespace Inc. Class A	3,017	85
*	Zuora Inc. Class A	8,666	79
*	AvePoint Inc.	9,615	79
*	Veradigm Inc.	6,836	78
	CTS Corp.	1,997	77
*	Ultra Clean Holdings Inc.	2,844	77
*	Jamf Holding Corp.	4,624	76
*	Zeta Global Holdings Corp. Class A	9,325	76
*	Paycor HCM Inc.	3,528	75
*	Semtech Corp.	4,251	70
	Shutterstock Inc.	1,587	70
*	EngageSmart Inc.	3,001	68
*	Magnite Inc.	8,351	67
*	Informatica Inc. Class A	2,655	67
	Adeia Inc.	7,331	67
*	PAR Technology Corp.	1,780	66
*	indie Semiconductor Inc. Class A	8,662	65
	Benchmark Electronics Inc.	2,483	62
*	ScanSource Inc.	1,729	58
*	PDF Solutions Inc.	1,902	57
	A10 Networks Inc.	4,476	56
*	Alkami Technology Inc.	2,455	56
*	Intapp Inc.	1,466	55
*	Model N Inc.	2,351	54
*	Xometry Inc. Class A	2,220	54
	Methode Electronics Inc.	2,229	53
*	Everbridge Inc.	2,516	51
*	Ichor Holdings Ltd.	1,951	51
*	SMART Global Holdings Inc.	3,068	51
*	ACM Research Inc. Class A	3,037	51
	Sapiens International Corp. NV	1,989	51
*	N-Able Inc.	4,304	51
*	Navitas Semiconductor Corp.	7,306	51
*	TechTarget Inc.	1,656	49
	PC Connection Inc.	793	47
*	Cleanspark Inc.	7,318	46
*	PubMatic Inc. Class A	2,696	45
*	Amplitude Inc. Class A	4,217	45
*	Cerence Inc.	2,531	44
*	Yext Inc.	6,542	43
*	3D Systems Corp.	7,908	42
*	Grid Dynamics Holdings Inc.	3,316	42
*	Couchbase Inc.	2,125	42
	Simulations Plus Inc.	1,036	41
*	SolarWinds Corp.	3,526	41
*	BigCommerce Holdings Inc. Series 1	4,595	40
*	Matterport Inc.	15,700	40
*	E2open Parent Holdings Inc.	10,838	39
*	Eventbrite Inc. Class A	5,327	38
*	Kimball Electronics Inc.	1,555	38
*	Aehr Test Systems	1,630	37
*	Vimeo Inc.	10,464	37
	Hackett Group Inc.	1,626	36
*	nLight Inc.	2,693	36
*	SmartRent Inc.	11,550	36

		Shares	Market Value ($000)
*	CEVA Inc.	1,626	35
*	Olo Inc. Class A	6,442	35
*	Mitek Systems Inc.	2,750	31
*	MeridianLink Inc.	1,606	31
*	Alpha & Omega Semiconductor Ltd.	1,406	30
*,1	Digimarc Corp.	851	28
*	Digital Turbine Inc.	5,920	28
*	MicroVision Inc.	11,180	28
*	Planet Labs PBC	11,578	28
*	OneSpan Inc.	2,627	26
*	Enfusion Inc. Class A	2,534	26
*	Daktronics Inc.	2,427	25
*	NerdWallet Inc. Class A	2,127	25
	American Software Inc. Class A	2,322	23
*	Definitive Healthcare Corp.	2,800	23
*	Consensus Cloud Solutions Inc.	1,173	22
	NVE Corp.	294	21
*	SEMrush Holdings Inc. Class A	1,941	21
*	Thoughtworks Holding Inc.	5,432	21
*	Unisys Corp.	4,230	20
*	Applied Digital Corp.	4,272	20
*	Bandwidth Inc. Class A	1,703	19
*	Red Violet Inc.	895	19
*	Weave Communications Inc.	2,002	19
*	SoundHound AI Inc. Class A	8,818	19
*	Domo Inc. Class B	1,888	18
*	EverQuote Inc. Class A	1,754	18
	ON24 Inc.	2,209	17
*	Grindr Inc.	2,516	17
*	eGain Corp.	1,965	15
*	LivePerson Inc.	5,315	15
*	Brightcove Inc.	5,731	14
*	TrueCar Inc.	5,015	14
*	Tucows Inc. Class A	649	14
*	Nextdoor Holdings Inc.	8,922	14
*	NextNav Inc.	3,566	14
*	EverCommerce Inc.	1,398	13
	Immersion Corp.	1,921	12
*	Rimini Street Inc.	3,927	12
*	Bit Digital Inc.	4,561	12
*	Vivid Seats Inc. Class A	1,407	12
*	Mediaalpha Inc. Class A	1,079	11
*	Innodata Inc.	1,584	11
*	Viant Technology Inc. Class A	1,513	10
*,1	Cipher Mining Inc.	3,610	10
*	Terawulf Inc.	9,041	10
*	Asure Software Inc.	1,181	9
*	inTEST Corp.	679	9
	Richardson Electronics Ltd.	731	9
*	Transphorm Inc.	2,954	9
*	Expensify Inc. Class A	3,439	8
*	Intevac Inc.	1,761	7
*	Atomera Inc.	1,030	7
*	SkyWater Technology Inc.	962	7
	Ebix Inc.	1,636	6
*	CoreCard Corp.	435	6
*	Rackspace Technology Inc.	4,643	6
*,1	BigBear.ai Holdings Inc.	2,825	5

		Shares	Market Value ($000)
*	FiscalNote Holdings Inc.	3,899	4
*	Aeva Technologies Inc.	5,329	3
*	Veritone Inc.	1,183	2
*	System1 Inc.	1,497	2
*	Klaviyo Inc. Class A	78	2
			921,334
Telecommunications (2.2%)
	Cisco Systems Inc.	274,780	13,294
	Comcast Corp. Class A	274,194	11,486
	Verizon Communications Inc.	282,161	10,815
	AT&T Inc.	480,290	7,958
	T-Mobile US Inc.	35,650	5,364
*	Arista Networks Inc.	16,829	3,698
	Motorola Solutions Inc.	11,043	3,565
*	Charter Communications Inc. Class A	6,883	2,754
*	Roku Inc.	8,214	856
*	Liberty Broadband Corp. Class C	7,506	624
	Juniper Networks Inc.	21,173	602
*	Ciena Corp.	9,976	457
*	Frontier Communications Parent Inc.	16,552	362
	Iridium Communications Inc.	8,387	320
	Cable One Inc.	382	203
*	Lumentum Holdings Inc.	4,633	198
	Cogent Communications Holdings Inc.	2,927	187
	InterDigital Inc.	1,771	177
*	ViaSat Inc.	7,919	162
*	Calix Inc.	3,997	154
*	Extreme Networks Inc.	8,553	138
	Telephone and Data Systems Inc.	6,581	130
*	Viavi Solutions Inc.	14,900	120
*	Liberty Broadband Corp. Class A	1,355	112
*	Lumen Technologies Inc.	67,789	89
*	Harmonic Inc.	6,914	77
	Shenandoah Telecommunications Co.	3,241	72
*	Globalstar Inc.	42,555	68
*	fuboTV Inc.	18,700	60
*	DISH Network Corp. Class A	15,956	58
*	Digi International Inc.	2,191	52
*	Liberty Latin America Ltd. Class C	7,410	51
*	Infinera Corp.	12,105	47
*	Gogo Inc.	4,112	41
	Bel Fuse Inc. Class B	655	35
*	IDT Corp. Class B	1,131	33
*	Anterix Inc.	881	29
	Ubiquiti Inc.	259	29
*	NETGEAR Inc.	2,068	28
*	Liberty Latin America Ltd. Class A	4,092	28
*	Lightwave Logic Inc.	7,102	28
*	AST SpaceMobile Inc.	5,626	27
*	Xperi Inc.	2,527	26
*	Consolidated Communications Holdings Inc.	5,712	25
	Adtran Holdings Inc.	4,742	25
	Comtech Telecommunications Corp.	2,022	24
*	8x8 Inc.	7,672	24
	ATN International Inc.	729	22
*	Clearfield Inc.	861	22
*	CommScope Holding Co. Inc.	12,795	21
*	EchoStar Corp. Class A	2,021	21

		Shares	Market Value ($000)
*	Ooma Inc.	1,790	21
*	Aviat Networks Inc.	681	21
	Spok Holdings Inc.	1,081	18
*	WideOpenWest Inc.	3,435	14
*	Ribbon Communications Inc.	6,111	13
*	Kaltura Inc.	5,162	9
*	KVH Industries Inc.	1,109	5
*	Cambium Networks Corp.	952	4
*	Akoustis Technologies Inc.	4,997	3
*	DZS Inc.	1,615	3
*	Charge Enterprises Inc.	10,774	2
*,2	GCI Liberty Inc.	5,064	—
			64,911
Utilities (2.6%)
	NextEra Energy Inc.	135,775	7,944
	Southern Co.	72,918	5,176
	Duke Energy Corp.	51,601	4,762
	Waste Management Inc.	27,223	4,655
	Sempra	42,033	3,063
	American Electric Power Co. Inc.	34,565	2,750
	Constellation Energy Corp.	21,992	2,662
	Exelon Corp.	66,441	2,559
	Dominion Energy Inc.	56,166	2,547
*	PG&E Corp.	134,354	2,307
	Xcel Energy Inc.	36,977	2,250
	Republic Services Inc.	13,878	2,246
	Consolidated Edison Inc.	23,118	2,083
	Public Service Enterprise Group Inc.	32,923	2,055
	WEC Energy Group Inc.	21,095	1,764
	American Water Works Co. Inc.	12,999	1,714
	Edison International	25,302	1,695
	DTE Energy Co.	13,881	1,445
	Entergy Corp.	14,159	1,436
	Eversource Energy	23,344	1,387
	Ameren Corp.	17,547	1,361
	FirstEnergy Corp.	36,385	1,344
	PPL Corp.	49,291	1,287
	CenterPoint Energy Inc.	42,223	1,194
	CMS Energy Corp.	19,588	1,112
	Atmos Energy Corp.	9,557	1,088
	Vistra Corp.	24,601	871
	Alliant Energy Corp.	16,890	854
	AES Corp.	45,550	784
	Evergy Inc.	14,848	758
	NRG Energy Inc.	15,369	735
	NiSource Inc.	27,895	715
	Essential Utilities Inc.	16,131	574
	Pinnacle West Capital Corp.	7,530	564
*	Clean Harbors Inc.	3,392	548
	OGE Energy Corp.	13,288	466
	IDACORP Inc.	3,353	324
	UGI Corp.	14,113	310
*	Casella Waste Systems Inc. Class A	3,775	305
	National Fuel Gas Co.	5,843	297
*	Stericycle Inc.	6,239	293
	New Jersey Resources Corp.	6,399	270
	Portland General Electric Co.	6,361	261
	Brookfield Infrastructure Corp. Class A (XTSE)	7,967	247

		Shares	Market Value ($000)
	Southwest Gas Holdings Inc.	4,078	241
	Ormat Technologies Inc. (XNYS)	3,559	240
	PNM Resources Inc.	5,730	238
	Brookfield Renewable Corp. Class A	8,937	237
	Black Hills Corp.	4,472	231
	ALLETE Inc.	3,941	219
	ONE Gas Inc.	3,716	214
	Spire Inc.	3,465	211
	Northwestern Energy Group Inc.	4,067	205
	American States Water Co.	2,545	203
	California Water Service Group	3,978	201
*	Sunrun Inc.	14,306	185
	MGE Energy Inc.	2,448	181
	Avista Corp.	5,097	173
	Avangrid Inc.	4,912	152
	Chesapeake Utilities Corp.	1,520	145
	SJW Group	2,211	145
	Clearway Energy Inc. Class C	4,837	121
	Northwest Natural Holding Co.	2,506	92
	Hawaiian Electric Industries Inc.	6,964	85
	Clearway Energy Inc. Class A	3,444	81
*	Sunnova Energy International Inc.	6,850	79
	Middlesex Water Co.	1,096	70
	Unitil Corp.	987	48
	Consolidated Water Co. Ltd.	964	35
*	Enviri Corp.	5,539	33
	York Water Co.	872	33
	Genie Energy Ltd. Class B	1,253	30
	Artesian Resources Corp. Class A	649	27
*	Altus Power Inc.	3,603	18
	Excelerate Energy Inc. Class A	1,070	18
	Aris Water Solutions Inc. Class A	1,895	15
*	Vertex Energy Inc.	4,210	14
*	Pure Cycle Corp.	1,166	12
	RGC Resources Inc.	516	9
	Global Water Resources Inc.	712	9
*,1	NuScale Power Corp.	3,353	9
*	Li-Cycle Holdings Corp.	9,005	8
*	Cadiz Inc.	2,631	7
			77,336
Total Common Stocks (Cost $2,286,758)			2,968,347

		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.438% (Cost $1,358)	13,581	1,358
Total Investments (99.9%) (Cost $2,288,116)			2,969,705
Other Assets and Liabilities—Net (0.1%)			1,628
Net Assets (100%)			2,971,333
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,227,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,333,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	3	272	3
E-mini S&P 500 Index	December 2023	12	2,746	32
				35
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,968,330	8	9	2,968,347
Temporary Cash Investments	1,358	—	—	1,358
Total	2,969,688	8	9	2,969,705
Derivative Financial Instruments
Assets
Futures Contracts[1]	35	—	—	35
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.